                                                                        (B LOGO)


WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT B


                                                ANNUAL REPORT
                                                --------------------------------
                                                DECEMBER 31, 2005


                                                Ohio National Variable Account B


(OHIO NATIONAL FINANCIAL SERVICES LOGO)      Ohio National
(R)                                          Financial Services(R)

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2005 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2005 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values, including The Dow Target Variable Fund LLC, will be sent in a future mailing.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman

February 20, 2006

YOU CAN ELIMINATE BULKY MAILINGS AND ENTER FOR A CHANCE TO WIN EXCITING PRIZES

When you elect online delivery of prospectuses, supplements, annual reports and semiannual reports between now and April 30, 2006, you are automatically entered for a chance to win great prizes.* You can elect online delivery when you register your account at www.ohionational.com. In addition, you can view valuable information such as your contract value and unit values, make transfers among your investment options, and more. Please read the enclosed brochure for details.

*Not available to residents of Puerto Rico and New York.

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
814,944 Shares (Cost $20,804,217)................   $24,081,604        $23,550,354         $  531,250        $24,081,604
Money Market Subaccount
176,784 Shares (Cost $1,767,839).................     1,767,839          1,164,418            603,421          1,767,839
Bond Subaccount
268,128 Shares (Cost $2,792,821).................     2,938,680          2,934,201              4,479          2,938,680
Omni Subaccount
607,995 Shares (Cost $9,968,828).................     8,578,816          8,393,802            185,014          8,578,816
International Subaccount
647,716 Shares (Cost $8,369,988).................     6,969,423          6,958,952             10,471          6,969,423
Capital Appreciation Subaccount
453,642 Shares (Cost $5,969,568).................     7,748,208          7,684,892             63,316          7,748,208
Discovery Subaccount
268,489 Shares (Cost $6,077,340).................     4,985,844          4,985,844                  0          4,985,844
International Small Company Subaccount
178,039 Shares (Cost $2,399,930).................     3,359,602          3,359,602                  0          3,359,602
Aggressive Growth Subaccount
97,920 Shares (Cost $984,005)....................       660,962            660,962                  0            660,962
Small Cap Growth Subaccount
109,151 Shares (Cost $1,437,864).................       950,703            950,703                  0            950,703
Mid Cap Opportunity Subaccount
352,193 Shares (Cost $5,080,802).................     6,131,674          6,114,849             16,825          6,131,674
S&P 500 Index Subaccount
642,953 Shares (Cost $8,662,378).................     8,351,955          8,258,428             93,527          8,351,955
Blue Chip Subaccount
19,701 Shares (Cost $189,028)....................       223,798            223,798                  0            223,798
High Income Bond Subaccount
46,940 Shares (Cost $375,723)....................       398,519            398,519                  0            398,519
Capital Growth Subaccount
20,166 Shares (Cost $433,052)....................       355,728            355,728                  0            355,728
Nasdaq-100 Index Subaccount
35,582 Shares (Cost $131,085)....................       150,869            150,869                  0            150,869
Bristol Subaccount
7,715 Shares (Cost $74,336)......................        86,952             86,952                  0             86,952
Bryton Growth Subaccount
5,071 Shares (Cost $44,662)......................        53,046             53,046                  0             53,046

DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,351 Shares (Cost $39,643)......................        51,585             51,585                  0             51,585

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
Second Quarter Subaccount
2,969 Shares (Cost $28,695)......................   $    32,094        $    32,094         $        0        $    32,094
Third Quarter Subaccount
1,268 Shares (Cost $10,445)......................        11,502             11,502                  0             11,502
Fourth Quarter Subaccount
2,909 Shares (Cost $25,021)......................        29,613             29,613                  0             29,613

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,498 Shares (Cost $42,458)......................        56,242             56,242                  0             56,242
Second Quarter Subaccount
3,483 Shares (Cost $29,136)......................        33,823             33,823                  0             33,823
Third Quarter Subaccount
47 Shares (Cost $440)............................           380                380                  0                380
Fourth Quarter Subaccount
7,952 Shares (Cost $65,461)......................        72,364             72,364                  0             72,364

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Large Cap Growth Subaccount
37,608 Shares (Cost $1,116,329)..................       784,500            784,500                  0            784,500
Worldwide Growth Subaccount
22,847 Shares (Cost $936,273)....................       638,795            629,276              9,519            638,795
Balanced Subaccount
42,849 Shares (Cost $1,055,523)..................     1,102,942          1,086,287             16,655          1,102,942

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
11,923 Shares (Cost $239,656)....................       288,772            287,999                773            288,772
Multi Cap Value Subaccount
18,562 Shares (Cost $171,791)....................       253,558            253,558                  0            253,558
Discovery Subaccount
22,847 Shares (Cost $282,824)....................       327,627            327,627                  0            327,627

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
I:
U.S. Real Estate Subaccount
29,459 Shares (Cost $558,845)....................       679,906            679,906                  0            679,906

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
23,888 Shares (Cost $249,977)....................   $   285,937        $   285,937         $        0        $   285,937
Core U.S. Equity Subaccount
8,410 Shares (Cost $92,985)......................       110,423            110,423                  0            110,423
Capital Growth Subaccount
2,507 Shares (Cost $24,244)......................   $    26,772        $    26,772         $        0        $    26,772

LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
45,241 Shares (Cost $590,471)....................       850,983            850,983                  0            850,983
Small Cap Subaccount
43,796 Shares (Cost $563,749)....................       714,315            714,315                  0            714,315
International Equity Subaccount
533 Shares (Cost $6,507).........................         6,843              6,843                  0              6,843

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
5,794 Shares (Cost $16,764)......................        14,775             14,775                  0             14,775

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
VIP Mid Cap Subaccount
63,677 Shares (Cost $1,438,858)..................     2,207,689          2,207,689                  0          2,207,689
VIP Contrafund Subaccount
62,359 Shares (Cost $1,484,107)..................     1,913,806          1,913,806                  0          1,913,806
VIP Growth Subaccount
8,779 Shares (Cost $282,161).....................       292,268            292,268                  0            292,268
VIP Equity-Income Subaccount
4,900 Shares (Cost $113,223).....................       123,321            123,321                  0            123,321

JANUS ASPEN SERIES -- SERVICE SHARES:
Large Cap Growth Subaccount
3,366 Shares (Cost $87,014)......................        69,381             69,381                  0             69,381
Worldwide Growth Subaccount
3,493 Shares (Cost $131,846).....................        96,953             96,953                  0             96,953
Balanced Subaccount
13,962 Shares (Cost 332,929).....................       371,660            371,660                  0            371,660
International Growth Subaccount
5,488 Shares (Cost $151,262).....................       193,030            193,030                  0            193,030

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,316 Shares (Cost $16,636)......................   $    20,334        $    20,334         $        0        $    20,334
Investors Growth Stock Subaccount
316 Shares (Cost $2,446).........................         3,072              3,072                  0              3,072
Mid Cap Growth Subaccount
4,766 Shares (Cost $31,203)......................        34,315             34,315                  0             34,315
Total Return Subaccount
52,885 Shares (Cost $981,141)....................     1,084,133          1,084,133                  0          1,084,133

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
8,687 Shares (Cost $119,633).....................       138,298            138,298                  0            138,298
Mid Cap Value Subaccount
17,173 Shares (Cost $401,722)....................       478,092            478,092                  0            478,092

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
127,318 Shares (Cost $1,590,903).................     1,615,669          1,615,669                  0          1,615,669
Total Return Subaccount
129,687 Shares (Cost $1,360,795).................     1,327,992          1,327,992                  0          1,327,992
Global Bond Subaccount
4,852 Shares (Cost $61,608)......................        57,787             57,787                  0             57,787

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
4,127 Shares (Cost $55,471)......................        73,042             73,042                  0             73,042

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,409 Shares (Cost $18,999)......................        19,947             19,947                  0             19,947

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
7,081 Shares (Cost $97,891)......................       105,006            105,006                  0            105,006
Jennison Subaccount
1,878 Shares (Cost $35,314)......................        38,474             38,474                  0             38,474

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
660 Shares (Cost $23,240)........................        24,365             24,365                  0             24,365

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
ROYCE CAPITAL FUND:
Small-Cap Subaccount
76,881 Shares (Cost $665,795)....................   $   743,441        $   743,441         $        0        $   743,441
Micro-Cap Subaccount
23,477 Shares (Cost $257,470)....................       295,109            295,109                  0            295,109

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
II:
Core Plus Fixed Income Class II Subaccount
3,158 Shares (Cost $36,291)......................        36,194             36,194                  0             36,194
U.S. Real Estate Class II Subaccount
1,307 Shares (Cost $23,371)......................        29,963             29,963                  0             29,963

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
CLASS 2:
Franklin Income Securities Subaccount
131 Shares (Cost $1,995).........................         2,005              2,005                  0              2,005
                                                    -----------        -----------         ----------        -----------

TOTALS...........................................   $95,563,319        $94,028,069         $1,535,250        $95,563,319
                                                    ===========        ===========         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                                        MONEY                                                       CAPITAL
                                          EQUITY        MARKET         BOND          OMNI        INTERNATIONAL    APPRECIATION
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        ----------    ----------    ----------    -----------    -------------    ------------
                                           2005          2005          2005          2005            2005             2005
                                        ----------    ----------    ----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $        0    $  53,807     $ 107,908     $  107,162      $     3,053      $   40,213
  Risk & administrative expense (note
     2)...............................    (274,446)     (14,149)      (32,060)       (87,021)         (72,367)        (96,138)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net investment activity........    (274,446)      39,658        75,848         20,141          (69,314)        (55,925)
                                        ----------    ---------     ---------     ----------      -----------      ----------
Reinvested capital gains..............           0            0             0              0                0               0
                                        ----------    ---------     ---------     ----------      -----------      ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)................     320,656            9        43,458       (400,977)        (614,627)        337,848
  Unrealized gain (loss)..............     981,617            0      (137,887)     1,097,703        1,209,504          (5,462)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net gain (loss) on
          investments.................   1,302,273            9       (94,429)       696,726          594,877         332,386
                                        ----------    ---------     ---------     ----------      -----------      ----------
          Net increase (decrease) in
            contracts owner's equity
            from operations...........  $1,027,827    $  39,667     $ (18,581)    $  716,867      $   525,563      $  276,461
                                        ==========    =========     =========     ==========      ===========      ==========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                                       INTERNATIONAL
                                         DISCOVERY       SMALL CO.
                                        SUBACCOUNT      SUBACCOUNT
                                        -----------    -------------
                                           2005            2005
                                        -----------    -------------
Investment activity:
  Reinvested dividends................  $        0       $ 14,086
  Risk & administrative expense (note
     2)...............................     (55,105)       (29,305)
                                        ----------       --------
       Net investment activity........     (55,105)       (15,219)
                                        ----------       --------
Reinvested capital gains..............           0              0
                                        ----------       --------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)................    (498,044)        76,313
  Unrealized gain (loss)..............     440,822        675,118
                                        ----------       --------
       Net gain (loss) on
          investments.................     (57,222)       751,431
                                        ----------       --------
          Net increase (decrease) in
            contracts owner's equity
            from operations...........  $ (112,327)      $736,212
                                        ==========       ========

                                                                            OHIO NATIONAL FUND, INC.
                                                     ----------------------------------------------------------------------
                                                     AGGRESSIVE    SMALL CAP       MID CAP        S&P 500
                                                       GROWTH        GROWTH      OPPORTUNITY       INDEX        BLUE CHIP
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ----------    ----------    -----------    -----------    ------------
                                                        2005          2005          2005           2005            2005
                                                     ----------    ----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends.............................  $     145     $       0     $        0     $    83,689     $    2,128
  Risk & administrative expense (note 2)...........     (6,336)      (10,577)       (67,179)        (79,988)        (2,432)
                                                     ---------     ---------     ----------     -----------     ----------
       Net investment activity.....................     (6,191)      (10,577)       (67,179)          3,701           (304)
                                                     ---------     ---------     ----------     -----------     ----------
Reinvested capital gains...........................          0             0              0               0              0
                                                     ---------     ---------     ----------     -----------     ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).............................   (114,689)     (147,119)       202,172        (133,463)         7,570
  Unrealized gain (loss)...........................    191,076       206,328        376,671         401,965            518
                                                     ---------     ---------     ----------     -----------     ----------
       Net gain (loss) on investments..............     76,387        59,209        578,843         268,502          8,088
                                                     ---------     ---------     ----------     -----------     ----------
          Net increase (decrease) in contracts
            owner's equity from operations.........  $  70,196     $  48,632     $  511,664     $   272,203     $    7,784
                                                     =========     =========     ==========     ===========     ==========

                                                       OHIO NATIONAL FUND, INC.
                                                     ----------------------------
                                                     HIGH INCOME       CAPITAL
                                                        BOND           GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                     -----------    -------------
                                                        2005            2005
                                                     -----------    -------------
Investment activity:
  Reinvested dividends.............................  $   18,714       $      0
  Risk & administrative expense (note 2)...........      (3,767)        (4,172)
                                                     ----------       --------
       Net investment activity.....................      14,947         (4,172)
                                                     ----------       --------
Reinvested capital gains...........................           0              0
                                                     ----------       --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).............................      10,292        (38,556)
  Unrealized gain (loss)...........................     (18,060)        47,686
                                                     ----------       --------
       Net gain (loss) on investments..............      (7,768)         9,130
                                                     ----------       --------
          Net increase (decrease) in contracts
            owner's equity from operations.........  $    7,179       $  4,958
                                                     ==========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                       OHIO NATIONAL FUND, INC.                          DOW TARGET 10 PORTFOLIOS
                                --------------------------------------    -------------------------------------------------------
                                NASDAQ-100                    BRYTON        FIRST          SECOND          THIRD         FOURTH
                                  INDEX        BRISTOL        GROWTH       QUARTER         QUARTER        QUARTER       QUARTER
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                ----------    ----------    ----------    ----------    -------------    ----------    ----------
                                   2005          2005          2005          2005           2005            2005          2005
                                ----------    ----------    ----------    ----------    -------------    ----------    ----------
Investment activity:
  Reinvested dividends........   $     0       $     0        $    9      $       0       $       0      $       0      $      0
  Risk & administrative
     expense (note 2).........    (2,104)         (737)         (446)          (572)           (360)          (129)         (335)
                                 -------       -------        ------      ---------       ---------      ---------      --------
       Net investment
          activity............    (2,104)         (737)         (437)          (572)           (360)          (129)         (335)
                                 -------       -------        ------      ---------       ---------      ---------      --------
Reinvested capital gains......         0             0             0              0               0              0             0
                                 -------       -------        ------      ---------       ---------      ---------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)........    17,548           152           846            140              45             15         3,917
  Unrealized gain (loss)......   (20,331)        9,228           957         (3,598)           (909)          (679)       (5,813)
                                 -------       -------        ------      ---------       ---------      ---------      --------
       Net gain (loss) on
          investments.........    (2,783)        9,380         1,803         (3,458)           (864)          (664)       (1,896)
                                 -------       -------        ------      ---------       ---------      ---------      --------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations........   $(4,887)      $ 8,643        $1,366      $  (4,030)      $  (1,224)     $    (793)     $ (2,231)
                                 =======       =======        ======      =========       =========      =========      ========

                                           DOW TARGET 5 PORTFOLIOS                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             ----------------------------------------------------    --------------------------------------------
                               FIRST         SECOND        THIRD         FOURTH        LARGE CAP        WORLDWIDE
                              QUARTER       QUARTER       QUARTER       QUARTER          GROWTH          GROWTH        BALANCED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT(B)     SUBACCOUNT     SUBACCOUNT
                             ----------    ----------    ----------    ----------    --------------    -----------    -----------
                                2005          2005          2005          2005            2005            2005           2005
                             ----------    ----------    ----------    ----------    --------------    -----------    -----------
Investment activity:
  Reinvested dividends.....   $     0       $     0        $    0       $      0       $   2,897        $   9,382      $ 26,368
  Risk & administrative
     expense (note 2)......      (602)         (387)           (4)          (759)         (9,285)         (13,340)      (23,579)
                              -------       -------        ------       --------       ---------        ---------      --------
       Net investment
          activity.........      (602)         (387)           (4)          (759)         (6,388)          (3,958)        2,789
                              -------       -------        ------       --------       ---------        ---------      --------
Reinvested capital gains...         0             0             0              0               0                0             0
                              -------       -------        ------       --------       ---------        ---------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).....       140            68            (1)           121        (135,322)        (141,227)       (3,702)
  Unrealized gain (loss)...    (1,434)       (1,145)          (90)       (10,516)        159,914          166,483        62,891
                              -------       -------        ------       --------       ---------        ---------      --------
       Net gain (loss) on
          investments......    (1,294)       (1,077)          (91)       (10,395)         24,592           25,256        59,189
                              -------       -------        ------       --------       ---------        ---------      --------
          Net increase
            (decrease) in
            contracts
            owner's equity
            from
            operations.....   $(1,896)      $(1,464)       $  (95)      $(11,154)      $  18,204        $  21,298      $ 61,978
                              =======       =======        ======       ========       =========        =========      ========

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                    STRONG
                                                                                                   VARIABLE        VAN KAMPEN
                                                                                                   INSURANCE       UNIVERSAL
                                                                                                  FUNDS, INC.    INST. FUNDS --
                                           WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)     (NOTE 4)         CLASS I
                                           ---------------------------------------------------    -----------    --------------
                                                                MULTI CAP                           MID CAP        U.S. REAL
                                             OPPORTUNITY          VALUE           DISCOVERY        GROWTH II         ESTATE
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                           ---------------    --------------    --------------    -----------    --------------
                                                2005               2005              2005            2005             2005
                                           ---------------    --------------    --------------    -----------    --------------
Investment activity:
  Reinvested dividends...................      $     0            $   816           $     0        $       0        $ 6,194
  Risk & administrative expense (note
     2)..................................       (2,967)            (2,099)           (2,366)            (902)        (5,987)
                                               -------            -------           -------        ---------        -------
       Net investment activity...........       (2,967)            (1,283)           (2,366)            (902)           207
                                               -------            -------           -------        ---------        -------
Reinvested capital gains.................            0                  0                 0                0         13,681
                                               -------            -------           -------        ---------        -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...................        6,539              4,097             1,923         (127,391)        43,563
  Unrealized gain (loss).................       15,135             30,327            44,803          108,485         26,285
                                               -------            -------           -------        ---------        -------
       Net gain (loss) on investments....       21,674             34,424            46,726          (18,906)        69,848
                                               -------            -------           -------        ---------        -------
          Net increase (decrease) in
            contracts owner's equity from
            operations...................      $18,707            $33,141           $44,360        $ (19,808)       $83,736
                                               =======            =======           =======        =========        =======


                                           GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                           --------------------------------------
                                            GROWTH &     CORE U.S.      CAPITAL
                                             INCOME        EQUITY        GROWTH
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------
                                              2005          2005          2005
                                           ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $ 4,756       $   825        $  39
  Risk & administrative expense (note
     2)..................................    (3,110)       (1,081)        (303)
                                            -------       -------        -----
       Net investment activity...........     1,646          (256)        (264)
                                            -------       -------        -----
Reinvested capital gains.................         0             0            0
                                            -------       -------        -----
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...................    13,196         1,551          451
  Unrealized gain (loss).................    (6,513)        4,070          171
                                            -------       -------        -----
       Net gain (loss) on investments....     6,683         5,621          622
                                            -------       -------        -----
          Net increase (decrease) in
            contracts owner's equity from
            operations...................   $ 8,329       $ 5,365        $ 358
                                            =======       =======        =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        OLD MUTUAL
                                                                                        INSURANCE
                                              LAZARD RETIREMENT SERIES, INC.          SERIES FUND(C)
                                         -----------------------------------------    --------------
                                          EMERGING                   INTERNATIONAL
                                          MARKETS      SMALL CAP        EQUITY        TECH. & COMM.
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                         ----------    ----------    -------------    --------------
                                            2005          2005          2005(A)            2005
                                         ----------    ----------    -------------    --------------
Investment activity:
  Reinvested dividends.................   $  1,831      $      0         $  0            $     0
  Risk & administrative expense (note
     2)................................     (5,464)       (7,656)         (11)              (321)
                                          --------      --------         ----            -------
       Net investment activity.........     (3,633)       (7,656)         (11)              (321)
                                          --------      --------         ----            -------
Reinvested capital gains...............     21,818        53,119            0                  0
                                          --------      --------         ----            -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................     23,163        53,968            0             (9,247)
  Unrealized gain (loss)...............    158,438       (82,471)         336             10,188
                                          --------      --------         ----            -------
       Net gain (loss) on
          investments..................    181,601       (28,503)         336                941
                                          --------      --------         ----            -------
          Net increase (decrease) in
            contracts owner's equity
            from operations............   $199,786      $ 16,960         $325            $   620
                                          ========      ========         ====            =======


                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- FUND SERVICE CLASS 2
                                         ------------------------------------------------------------------
                                                               VIP                            VIP EQUITY-
                                          VIP MID CAP      CONTRAFUND       VIP GROWTH          INCOME
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                         -------------    -------------    -------------    ---------------
                                             2005             2005             2005              2005
                                         -------------    -------------    -------------    ---------------
Investment activity:
  Reinvested dividends.................    $      0         $  1,740          $   935           $ 1,706
  Risk & administrative expense (note
     2)................................     (20,542)         (16,538)          (2,973)           (1,071)
                                           --------         --------          -------           -------
       Net investment activity.........     (20,542)         (14,798)          (2,038)              635
                                           --------         --------          -------           -------
Reinvested capital gains...............      31,774              249                0             4,218
                                           --------         --------          -------           -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................      89,932           52,944           (5,072)              651
  Unrealized gain (loss)...............     220,831          215,302           15,984               (43)
                                           --------         --------          -------           -------
       Net gain (loss) on
          investments..................     310,763          268,246           10,912               608
                                           --------         --------          -------           -------
          Net increase (decrease) in
            contracts owner's equity
            from operations............    $321,995         $253,697          $ 8,874           $ 5,461
                                           ========         ========          =======           =======

---------------

(a) Period from November 2, 2005, date of commencement of operations.
(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                          JANUS ASPEN SERIES -- SERVICE SHARES
                                                --------------------------------------------------------
                                                  LARGE CAP      WORLDWIDE                 INTERNATIONAL
                                                    GROWTH         GROWTH      BALANCED       GROWTH
                                                SUBACCOUNT(B)    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                --------------   ----------   ----------   -------------
                                                     2005           2005         2005          2005
                                                --------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends........................     $    87         $1,208      $ 7,350        $ 1,393
  Risk & administrative expense (note 2)......        (659)        (1,001)      (3,385)        (1,196)
                                                   -------         ------      -------        -------
       Net investment activity................        (572)           207        3,965            197
                                                   -------         ------      -------        -------
Reinvested capital gains......................           0              0            0              0
                                                   -------         ------      -------        -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)........................      (1,604)        (6,097)       2,544          4,911
  Unrealized gain (loss)......................       4,246          9,936       16,231         37,488
                                                   -------         ------      -------        -------
       Net gain (loss) on investments.........       2,642          3,839       18,775         42,399
                                                   -------         ------      -------        -------
          Net increase (decrease) in contracts
            owner's equity from operations....     $ 2,070         $4,046      $22,740        $42,596
                                                   =======         ======      =======        =======

                                                    MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                -----------------------------------------------------
                                                   NEW        INVESTORS      MID CAP
                                                DISCOVERY    GROWTH STOCK     GROWTH     TOTAL RETURN
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------   ------------   ----------   ------------
                                                   2005          2005          2005          2005
                                                ----------   ------------   ----------   ------------
Investment activity:
  Reinvested dividends........................    $   0         $   9         $   0        $ 20,536
  Risk & administrative expense (note 2)......     (196)          (53)         (303)        (10,745)
                                                  -----         -----         -----        --------
       Net investment activity................     (196)          (44)         (303)          9,791
                                                  -----         -----         -----        --------
Reinvested capital gains......................        0             0             0          44,162
                                                  -----         -----         -----        --------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)........................      797           540           627          21,189
  Unrealized gain (loss)......................       73          (391)         (220)        (57,374)
                                                  -----         -----         -----        --------
       Net gain (loss) on investments.........      870           149           407         (36,185)
                                                  -----         -----         -----        --------
          Net increase (decrease) in contracts
            owner's equity from operations....    $ 674         $ 105         $ 104        $ 17,768
                                                  =====         =====         =====        ========

                                                                                                          CALVERT
                                                                PIMCO VARIABLE INSURANCE TRUST --         VARIABLE     UBS SERIES
                               J.P. MORGAN SERIES TRUST II            ADMINISTRATIVE SHARES             SERIES, INC.     TRUST
                               ---------------------------   ----------------------------------------   ------------   ----------
                                  SMALL         MID CAP                                                    SOCIAL         U.S.
                                 COMPANY         VALUE       REAL RETURN   TOTAL RETURN   GLOBAL BOND      EQUITY      ALLOCATION
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               ------------   ------------   -----------   ------------   -----------   ------------   ----------
                                   2005           2005          2005           2005          2005           2005          2005
                               ------------   ------------   -----------   ------------   -----------   ------------   ----------
Investment activity:
  Reinvested dividends.......    $      0        $   765      $ 44,263       $ 42,444       $ 1,450       $    40        $  268
  Risk & administrative
     expense (note 2)........      (1,582)        (4,417)      (16,956)       (13,361)         (591)         (852)         (252)
                                 --------        -------      --------       --------       -------       -------        ------
       Net investment
          activity...........      (1,582)        (3,652)       27,307         29,083           859          (812)           16
                                 --------        -------      --------       --------       -------       -------        ------
Reinvested capital gains.....      18,994          5,653        17,578         21,123           832             0             0
                                 --------        -------      --------       --------       -------       -------        ------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).......      14,454         18,379         6,045            261          (183)        6,024           603
  Unrealized gain (loss).....     (28,632)        13,057       (35,936)       (34,943)       (6,335)       (3,168)          886
                                 --------        -------      --------       --------       -------       -------        ------
       Net gain (loss) on
          investments........     (14,178)        31,436       (29,891)       (34,682)       (6,518)        2,856         1,489
                                 --------        -------      --------       --------       -------       -------        ------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations.......    $  3,234        $33,437      $ 14,994       $ 15,524       $(4,827)      $ 2,044        $1,505
                                 ========        =======      ========       ========       =======       =======        ======

---------------

(b) Formerly known as Growth Subaccount.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                 DREYFUS VARIABLE
                                          THE PRUDENTIAL        INVESTMENT FUND --
                                        SERIES FUND, INC.         SERVICE SHARES       ROYCE CAPITAL FUND:
                                     ------------------------   ------------------   -----------------------

                                     20/20 FOCUS    JENNISON       APPRECIATION      SMALL-CAP    MICRO-CAP
                                     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                     -----------   ----------   ------------------   ----------   ----------
                                        2005          2005             2005             2005         2005
                                     -----------   ----------   ------------------   ----------   ----------
Investment activity:
  Reinvested dividends.............    $    0        $    0           $   0           $     0      $ 1,507
  Risk & administrative expense
     (note 2)......................      (298)         (181)           (253)           (7,827)      (2,870)
                                       ------        ------           -----           -------      -------
       Net investment activity.....      (298)         (181)           (253)           (7,827)      (1,363)
                                       ------        ------           -----           -------      -------
Reinvested capital gains...........         0             0               0             7,871        4,554
                                       ------        ------           -----           -------      -------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        23           994             254            34,033        4,782
  Unrealized gain (loss)...........     6,879         1,449             714            22,178       20,922
                                       ------        ------           -----           -------      -------
       Net gain (loss) on
          investments..............     6,902         2,443             968            56,211       25,704
                                       ------        ------           -----           -------      -------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations.............    $6,604        $2,262           $ 715           $56,255      $28,895
                                       ======        ======           =====           =======      =======

                                                                       FRANKLIN TEMPLETON
                                                                       VARIABLE INSURANCE
                                          VAN KAMPEN UNIVERSAL           PRODUCTS TRUST
                                     INSTITUTIONAL FUNDS -- CLASS II        CLASS 2:
                                     -------------------------------   ------------------
                                        CORE PLUS        U.S. REAL      FRANKLIN INCOME
                                      FIXED INCOME        ESTATE           SECURITIES          TOTAL
                                       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNTS
                                     ---------------   -------------   ------------------   -----------
                                          2005             2005             2005(A)            2005
                                     ---------------   -------------   ------------------   -----------
Investment activity:
  Reinvested dividends.............       $ 695           $  646              $ 0           $   611,064
  Risk & administrative expense
     (note 2)......................        (222)            (463)              (2)           (1,028,737)
                                          -----           ------              ---           -----------
       Net investment activity.....         473              183               (2)             (417,673)
                                          -----           ------              ---           -----------
Reinvested capital gains...........         147            1,524                0               247,297
                                          -----           ------              ---           -----------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        (113)           4,537                0              (943,149)
  Unrealized gain (loss)...........        (129)            (362)              11             6,550,465
                                          -----           ------              ---           -----------
       Net gain (loss) on
          investments..............        (242)           4,175               11             5,607,316
                                          -----           ------              ---           -----------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations.............       $ 378           $5,882              $ 9           $ 5,436,940
                                          =====           ======              ===           ===========

---------------

(a) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------
                                                  EQUITY                    MONEY MARKET                     BOND
                                                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                        --------------------------    -------------------------    ------------------------
                                           2005           2004           2005          2004           2005          2004
                                        -----------    -----------    ----------    -----------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  (274,446)   $  (242,103)   $   39,658    $     6,024    $   75,848    $  (45,201)
  Reinvested capital gains............            0              0             0              0             0             0
  Realized gain (loss)................      320,656       (116,208)            9             10        43,458        73,341
  Unrealized gain (loss)..............      981,617      3,136,575             0              0      (137,887)      140,082
                                        -----------    -----------    ----------    -----------    ----------    ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........    1,027,827      2,778,264        39,667          6,034       (18,581)      168,222
                                        -----------    -----------    ----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments..........      110,173        311,322        46,842         85,181        30,886        36,234
  Transfers to & from other
     subaccounts......................     (405,950)        20,576       285,012       (274,760)      (23,753)     (149,389)
  Transfers to & from fixed dollar
     contract.........................      (42,121)        38,193        29,384       (207,973)      (41,951)      (33,816)
  Withdrawals & surrenders............   (3,523,610)    (2,845,100)     (490,978)      (725,435)     (344,122)     (667,650)
  Surrender charges (note 2)..........      (11,782)       (27,099)       (5,409)        (4,928)       (1,188)       (7,930)
  Annual contract charges (note 2)....      (14,329)       (16,184)       (1,013)        (1,204)       (1,487)       (1,840)
  Annuity & death benefit payments....     (454,729)      (422,610)     (120,453)       (91,036)      (41,570)     (124,125)
                                        -----------    -----------    ----------    -----------    ----------    ----------
       Net equity transactions........   (4,342,348)    (2,940,902)     (256,615)    (1,220,155)     (423,185)     (948,516)
                                        -----------    -----------    ----------    -----------    ----------    ----------
          Net change in contract
            owners' equity............   (3,314,521)      (162,638)     (216,948)    (1,214,121)     (441,766)     (780,294)
Contract owners' equity:
  Beginning of period.................   27,396,125     27,558,763     1,984,787      3,198,908     3,380,446     4,160,740
                                        -----------    -----------    ----------    -----------    ----------    ----------
  End of period.......................  $24,081,604    $27,396,125    $1,767,839    $ 1,984,787    $2,938,680    $3,380,446
                                        ===========    ===========    ==========    ===========    ==========    ==========
Change in units:
  Beginning units.....................      541,088        609,504        65,169        135,043       124,792       159,598
                                        -----------    -----------    ----------    -----------    ----------    ----------
  Units purchased.....................        9,556         29,147        71,437         64,298         2,707         6,239
  Units redeemed......................     (105,059)       (97,563)      (81,382)      (134,172)      (20,605)      (41,045)
                                        -----------    -----------    ----------    -----------    ----------    ----------
  Ending units........................      445,585        541,088        55,224         65,169       106,894       124,792
                                        ===========    ===========    ==========    ===========    ==========    ==========

                                         OHIO NATIONAL FUND, INC.
                                        --------------------------
                                                   OMNI
                                                SUBACCOUNT
                                        --------------------------
                                           2005           2004
                                        -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $    20,141    $    29,268
  Reinvested capital gains............            0              0
  Realized gain (loss)................     (400,977)      (538,802)
  Unrealized gain (loss)..............    1,097,703      1,070,126
                                        -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      716,867        560,592
                                        -----------    -----------
Equity transactions:
  Contract purchase payments..........       36,691        129,410
  Transfers to & from other
     subaccounts......................     (127,226)      (137,005)
  Transfers to & from fixed dollar
     contract.........................      (39,139)       (57,632)
  Withdrawals & surrenders............   (1,252,154)    (1,171,490)
  Surrender charges (note 2)..........       (4,141)        (8,440)
  Annual contract charges (note 2)....       (6,677)        (7,627)
  Annuity & death benefit payments....     (308,173)      (163,977)
                                        -----------    -----------
       Net equity transactions........   (1,700,819)    (1,416,761)
                                        -----------    -----------
          Net change in contract
            owners' equity............     (983,952)      (856,169)
Contract owners' equity:
  Beginning of period.................    9,562,768     10,418,937
                                        -----------    -----------
  End of period.......................  $ 8,578,816    $ 9,562,768
                                        ===========    ===========
Change in units:
  Beginning units.....................      367,473        428,001
                                        -----------    -----------
  Units purchased.....................        2,661          8,413
  Units redeemed......................      (68,819)       (68,941)
                                        -----------    -----------
  Ending units........................      301,315        367,473
                                        ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                              INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           2005           2004           2005           2004           2005           2004
                                        -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $   (69,314)   $   (81,667)   $   (55,925)   $   (59,801)   $   (55,105)   $   (68,779)
  Reinvested capital gains............            0              0              0              0              0              0
  Realized gain (loss)................     (614,627)    (1,057,056)       337,848        244,768       (498,044)      (581,332)
  Unrealized gain (loss)..............    1,209,504      1,977,236         (5,462)       783,228        440,822      1,246,938
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      525,563        838,513        276,461        968,195       (112,327)       596,827
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments..........       97,092        145,371         48,641         75,657        136,900         86,187
  Transfers to & from other
     subaccounts......................      118,770       (263,107)      (211,050)       (73,731)      (652,498)      (346,277)
  Transfers to & from fixed dollar
     contract.........................      (20,099)       (25,931)       (15,968)       (26,015)       (39,579)       (92,217)
  Withdrawals & surrenders............   (1,279,843)    (1,607,873)    (1,243,821)    (1,417,997)      (794,799)      (951,656)
  Surrender charges (note 2)..........       (3,609)        (6,802)        (3,032)        (6,040)        (3,388)        (4,443)
  Annual contract charges (note 2)....       (4,553)        (5,498)        (3,186)        (3,909)        (2,653)        (3,287)
  Annuity & death benefit payments....      (65,590)      (172,015)      (127,517)      (150,831)       (59,513)       (71,258)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........   (1,157,832)    (1,935,855)    (1,555,933)    (1,602,866)    (1,415,530)    (1,382,951)
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............     (632,269)    (1,097,342)    (1,279,472)      (634,671)    (1,527,857)      (786,124)
Contract owners' equity:
  Beginning of period.................    7,601,692      8,699,034      9,027,680      9,662,351      6,513,701      7,299,825
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $ 6,969,423    $ 7,601,692    $ 7,748,208    $ 9,027,680    $ 4,985,844    $ 6,513,701
                                        ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units.....................      446,282        570,225        321,444        384,351        241,466        294,973
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased.....................       31,647         13,736          8,369         11,531          8,326         12,564
  Units redeemed......................     (101,002)      (137,679)       (65,132)       (74,438)       (62,135)       (66,071)
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Ending units........................      376,927        446,282        264,681        321,444        187,657        241,466
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                        INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT
                                        ----------------------------
                                            2005            2004
                                        ------------    ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............   $  (15,219)     $   (1,281)
  Reinvested capital gains............            0               0
  Realized gain (loss)................       76,313          (7,022)
  Unrealized gain (loss)..............      675,118         483,065
                                         ----------      ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      736,212         474,762
                                         ----------      ----------
Equity transactions:
  Contract purchase payments..........       16,775          22,009
  Transfers to & from other
     subaccounts......................      264,313          33,794
  Transfers to & from fixed dollar
     contract.........................       17,830         (83,045)
  Withdrawals & surrenders............     (319,242)       (435,502)
  Surrender charges (note 2)..........          719          (2,873)
  Annual contract charges (note 2)....         (942)           (941)
  Annuity & death benefit payments....      (62,325)       (111,922)
                                         ----------      ----------
       Net equity transactions........      (82,872)       (578,480)
                                         ----------      ----------
          Net change in contract
            owners' equity............      653,340        (103,718)
Contract owners' equity:
  Beginning of period.................    2,706,262       2,809,980
                                         ----------      ----------
  End of period.......................   $3,359,602      $2,706,262
                                         ==========      ==========
Change in units:
  Beginning units.....................      134,156         166,889
                                         ----------      ----------
  Units purchased.....................       19,031           8,540
  Units redeemed......................      (22,557)        (41,273)
                                         ----------      ----------
  Ending units........................      130,630         134,156
                                         ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                  ------------------------------------------------
                                                    AGGRESSIVE GROWTH         SMALL CAP GROWTH
                                                       SUBACCOUNT                SUBACCOUNT
                                                  ---------------------    -----------------------
                                                    2005        2004          2005         2004
                                                  ---------   ---------    ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $  (6,191)  $  (7,626)   $  (10,577)  $  (11,771)
  Reinvested capital gains......................          0           0             0            0
  Realized gain (loss)..........................   (114,689)   (173,159)     (147,119)    (320,974)
  Unrealized gain (loss)........................    191,076     236,932       206,328      434,671
                                                  ---------   ---------    ----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................     70,196      56,147        48,632      101,926
                                                  ---------   ---------    ----------   ----------
Equity transactions:
  Contract purchase payments....................      3,318       4,271         1,583       69,882
  Transfers to & from other subaccounts.........    (16,024)    (35,623)      (25,973)    (162,966)
  Transfers to & from fixed dollar contract.....     (2,913)     (2,548)      (10,560)     (30,808)
  Withdrawals & surrenders......................    (86,697)   (146,959)     (126,110)    (138,365)
  Surrender charges (note 2)....................       (255)     (1,240)         (765)      (1,192)
  Annual contract charges (note 2)..............       (352)       (417)         (510)        (621)
  Annuity & death benefit payments..............    (23,003)     (2,883)      (67,824)      (9,839)
                                                  ---------   ---------    ----------   ----------
     Net equity transactions....................   (125,926)   (185,399)     (230,159)    (273,909)
                                                  ---------   ---------    ----------   ----------
       Net change in contract owners' equity....    (55,730)   (129,252)     (181,527)    (171,983)
Contract owners' equity:
  Beginning of period...........................    716,692     845,944     1,132,230    1,304,213
                                                  ---------   ---------    ----------   ----------
  End of period.................................  $ 660,962   $ 716,692    $  950,703   $1,132,230
                                                  =========   =========    ==========   ==========
Change in units:
  Beginning units...............................    103,258     131,627        99,088      125,363
                                                  ---------   ---------    ----------   ----------
  Units purchased...............................      4,712       2,484           434        8,539
  Units redeemed................................    (24,045)    (30,853)      (20,463)     (34,814)
                                                  ---------   ---------    ----------   ----------
  Ending units..................................     83,925     103,258        79,059       99,088
                                                  =========   =========    ==========   ==========

                                                                OHIO NATIONAL FUND, INC.
                                                  -----------------------------------------------------
                                                     MID CAP OPPORTUNITY            S&P 500 INDEX
                                                         SUBACCOUNT                   SUBACCOUNT
                                                  -------------------------    ------------------------
                                                     2005          2004           2005          2004
                                                  -----------   -----------    -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $   (67,179)  $   (76,407)   $     3,701   $   17,131
  Reinvested capital gains......................            0             0              0            0
  Realized gain (loss)..........................      202,172        (6,333)      (133,463)    (217,299)
  Unrealized gain (loss)........................      376,671       947,545        401,965    1,037,011
                                                  -----------   -----------    -----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................      511,664       864,805        272,203      836,843
                                                  -----------   -----------    -----------   ----------
Equity transactions:
  Contract purchase payments....................       24,318        35,751         67,042      206,521
  Transfers to & from other subaccounts.........     (392,126)     (400,716)      (339,710)     (98,804)
  Transfers to & from fixed dollar contract.....      (39,247)     (168,852)       (25,759)     (97,176)
  Withdrawals & surrenders......................   (1,307,370)     (865,383)      (934,443)    (700,892)
  Surrender charges (note 2)....................       (6,403)       (6,602)        (6,296)      (6,652)
  Annual contract charges (note 2)..............       (2,970)       (3,304)        (3,467)      (4,066)
  Annuity & death benefit payments..............     (156,605)      (95,925)      (252,937)    (132,936)
                                                  -----------   -----------    -----------   ----------
     Net equity transactions....................   (1,880,403)   (1,505,031)    (1,495,570)    (834,005)
                                                  -----------   -----------    -----------   ----------
       Net change in contract owners' equity....   (1,368,739)     (640,226)    (1,223,367)       2,838
Contract owners' equity:
  Beginning of period...........................    7,500,413     8,140,639      9,575,322    9,572,484
                                                  -----------   -----------    -----------   ----------
  End of period.................................  $ 6,131,674   $ 7,500,413    $ 8,351,955   $9,575,322
                                                  ===========   ===========    ===========   ==========
Change in units:
  Beginning units...............................      347,584       423,796        561,428      612,846
                                                  -----------   -----------    -----------   ----------
  Units purchased...............................        5,771         9,580          8,661       33,970
  Units redeemed................................      (92,214)      (85,792)       (96,666)     (85,388)
                                                  -----------   -----------    -----------   ----------
  Ending units..................................      261,141       347,584        473,423      561,428
                                                  ===========   ===========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                      BLUE CHIP             HIGH INCOME BOND          CAPITAL GROWTH          NASDAQ-100 INDEX
                                      SUBACCOUNT               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                 --------------------     --------------------     ---------------------    ---------------------
                                   2005        2004         2005        2004         2005         2004        2005         2004
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $   (304)   $    830     $ 14,947    $ (2,319)    $  (4,172)   $ (4,621)   $  (2,104)   $ (2,549)
  Reinvested capital gains.....         0           0            0           0             0           0            0           0
  Realized gain (loss).........     7,570       3,047       10,292      10,703       (38,556)    (54,996)      17,548       4,243
  Unrealized gain (loss).......       518      16,495      (18,060)     22,814        47,686     129,342      (20,331)     23,767
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
     Net increase (decrease) in
       contract owners'
       equity from
       operations..............     7,784      20,372        7,179      31,198         4,958      69,725       (4,887)     25,461
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
Equity transactions:
  Contract purchase payments...        26      10,674        1,422       1,462         5,828      25,143          690         708
  Transfers to & from other
     subaccounts...............       821         (16)      72,674      (9,556)      (27,316)    (17,501)     (86,943)     38,355
  Transfers to & from fixed
     dollar contract...........       133     (25,587)       5,936      34,214       (10,923)      4,575      (24,633)    (23,535)
  Withdrawals & surrenders.....   (43,142)     (2,325)     (38,032)    (40,459)      (39,962)    (38,186)     (14,929)     (8,446)
  Surrender charges (note 2)...      (112)         (3)        (191)       (779)         (269)       (458)        (270)        (88)
  Annual contract charges (note
     2)........................      (101)       (135)        (162)       (196)         (320)       (368)         (87)       (123)
  Annuity & death benefit
     payments..................    (2,597)     (3,577)      (2,860)    (11,942)      (28,917)       (748)           0           0
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
     Net equity transactions...   (44,972)    (20,969)      38,787     (27,256)     (101,879)    (27,543)    (126,172)      6,871
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
       Net change in contract
          owners' equity.......   (37,188)       (597)      45,966       3,942       (96,921)     42,182     (131,059)     32,332
Contract owners' equity:
  Beginning of period..........   260,986     261,583      352,553     348,611       452,649     410,467      281,928     249,596
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  End of period................  $223,798    $260,986     $398,519    $352,553     $ 355,728    $452,649    $ 150,869    $281,928
                                 ========    ========     ========    ========     =========    ========    =========    ========
Change in units:
  Beginning units..............    24,499      26,657       26,331      28,537        54,740      58,768       70,795      68,211
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  Units purchased..............     1,170       3,077       10,364       8,685         5,068      11,113       27,162      20,762
  Units redeemed...............    (5,411)     (5,235)      (7,498)    (10,891)      (17,425)    (15,141)     (60,204)    (18,178)
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  Ending units.................    20,258      24,499       29,197      26,331        42,383      54,740       37,753      70,795
                                 ========    ========     ========    ========     =========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                      OHIO NATIONAL FUND, INC.
                                                              -----------------------------------------
                                                                   BRISTOL             BRYTON GROWTH
                                                                  SUBACCOUNT            SUBACCOUNT
                                                              ------------------    -------------------
                                                               2005       2004       2005        2004
                                                              -------    -------    -------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (737)   $    77    $  (437)   $   (594)
  Reinvested capital gains..................................        0      8,195          0           0
  Realized gain (loss)......................................      152      1,279        846       1,692
  Unrealized gain (loss)....................................    9,228     (4,167)       957       1,157
                                                              -------    -------    -------    --------
     Net increase (decrease) in contract owners' equity from
      operations............................................    8,643      5,384      1,366       2,255
                                                              -------    -------    -------    --------
Equity transactions:
  Contract purchase payments................................        0      1,500         22           0
  Transfers to & from other subaccounts.....................        0     10,066     (3,583)    (13,026)
  Transfers to & from fixed dollar contract.................        0          0          0         100
  Withdrawals & surrenders..................................   (1,856)    (9,511)    (2,406)    (10,241)
  Surrender charges (note 2)................................        0          0         (8)         (1)
  Annual contract charges (note 2)..........................        0         (3)        (4)         (9)
  Annuity & death benefit payments..........................        0     (5,453)         0           0
                                                              -------    -------    -------    --------
     Net equity transactions................................   (1,856)    (3,401)    (5,979)    (23,177)
                                                              -------    -------    -------    --------
       Net change in contract owners' equity................    6,787      1,983     (4,613)    (20,922)
Contract owners' equity:
  Beginning of period.......................................   80,165     78,182     57,659      78,581
                                                              -------    -------    -------    --------
  End of period.............................................  $86,952    $80,165    $53,046    $ 57,659
                                                              =======    =======    =======    ========
Change in units:
  Beginning units...........................................    7,224      7,586      5,890       8,555
                                                              -------    -------    -------    --------
  Units purchased...........................................        0      1,103        209         994
  Units redeemed............................................     (167)    (1,465)      (858)     (3,659)
                                                              -------    -------    -------    --------
  Ending units..............................................    7,057      7,224      5,241       5,890
                                                              =======    =======    =======    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                          DOW TARGET 10 PORTFOLIOS
                                            -------------------------------------------------------------------------------------
                                              FIRST QUARTER         SECOND QUARTER        THIRD QUARTER         FOURTH QUARTER
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            ------------------    ------------------    ------------------    -------------------
                                             2005       2004       2005       2004       2005       2004        2005       2004
                                            -------    -------    -------    -------    -------    -------    --------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (572)   $  (581)   $  (360)   $  (350)   $  (129)   $  (129)   $   (335)   $  (575)
  Reinvested capital gains................        0          0          0          0          0          0           0          0
  Realized gain (loss)....................      140        143         45         30         15         13       3,917        100
  Unrealized gain (loss)..................   (3,598)     1,575       (909)       589       (679)       382      (5,813)       492
                                            -------    -------    -------    -------    -------    -------    --------    -------
          Net increase (decrease) in
            contract owners' equity from
            operations....................   (4,030)     1,137     (1,224)       269       (793)       266      (2,231)        17
                                            -------    -------    -------    -------    -------    -------    --------    -------
Equity transactions:
  Contract purchase payments..............        0          0          0          0          0          0           0          0
  Transfers to & from other subaccounts...        0          0          0          0          0          0           0          0
  Transfers to & from fixed dollar
     contract.............................        0          0          0          0          0          0           0          0
  Withdrawals & surrenders................        0          0          0          0          0          0     (20,296)         0
  Surrender charges (note 2)..............        0          0          0          0          0          0      (1,738)         0
  Annual contract charges (note 2)........      (14)       (15)        (7)        (7)        (4)        (4)         (7)       (37)
  Annuity & death benefit payments........        0          0          0          0          0          0           0          0
                                            -------    -------    -------    -------    -------    -------    --------    -------
       Net equity transactions............      (14)       (15)        (7)        (7)        (4)        (4)    (22,041)       (37)
                                            -------    -------    -------    -------    -------    -------    --------    -------
          Net change in contract owners'
            equity........................   (4,044)     1,122     (1,231)       262       (797)       262     (24,272)       (20)
Contract owners' equity:
  Beginning of period.....................   55,629     54,507     33,325     33,063     12,299     12,037      53,885     53,905
                                            -------    -------    -------    -------    -------    -------    --------    -------
  End of period...........................  $51,585    $55,629    $32,094    $33,325    $11,502    $12,299    $ 29,613    $53,885
                                            =======    =======    =======    =======    =======    =======    ========    =======
Change in units:
  Beginning units.........................    5,097      5,099      2,641      2,641        971        971       4,162      4,165
                                            -------    -------    -------    -------    -------    -------    --------    -------
  Units purchased.........................        0          0          0          0          0          0           0          0
  Units redeemed..........................       (1)        (2)        (1)         0          0          0      (1,741)        (3)
                                            -------    -------    -------    -------    -------    -------    --------    -------
  Ending units............................    5,096      5,097      2,640      2,641        971        971       2,421      4,162
                                            =======    =======    =======    =======    =======    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DOW TARGET 5 PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                  FIRST QUARTER         SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    ------------------    --------------    -------------------
                                                 2005       2004       2005       2004      2005     2004       2005       2004
                                                -------    -------    -------    -------    -----    -----    --------    -------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (602)   $  (593)   $  (387)   $  (357)   $ (4)    $ (4)    $   (759)   $  (843)
  Reinvested capital gains....................        0          0          0          0       0        0            0          0
  Realized gain (loss)........................      140        378         68         34      (1)      (1)         121      1,604
  Unrealized gain (loss)......................   (1,434)     5,249     (1,145)     3,461     (90)      35      (10,516)     3,961
                                                -------    -------    -------    -------    ----     ----     --------    -------
       Net increase (decrease) in contract
        owners' equity from operations........   (1,896)     5,034     (1,464)     3,138     (95)      30      (11,154)     4,722
                                                -------    -------    -------    -------    ----     ----     --------    -------
Equity transactions:
  Contract purchase payments..................        0          0          0          0       0        0            0          0
  Transfers to & from other subaccounts.......        0          0          0          0       0        0            0          0
  Transfers to & from fixed dollar contract...        0          0          0          0       0        0            0          0
  Withdrawals & surrenders....................        0        (82)         0          0       0        0            0     (7,084)
  Surrender charges (note 2)..................        0         (6)         0          0       0        0            0          0
  Annual contract charges (note 2)............      (17)       (22)       (10)       (10)     (2)      (1)         (39)       (40)
  Annuity & death benefit payments............        0     (1,312)         0          0       0        0            0          0
                                                -------    -------    -------    -------    ----     ----     --------    -------
       Net equity transactions................      (17)    (1,422)       (10)       (10)     (2)      (1)         (39)    (7,124)
                                                -------    -------    -------    -------    ----     ----     --------    -------
          Net change in contract owners'
             equity...........................   (1,913)     3,612     (1,474)     3,128     (97)      29      (11,193)    (2,402)
Contract owners' equity:
  Beginning of period.........................   58,155     54,543     35,297     32,169     477      448       83,557     85,959
                                                -------    -------    -------    -------    ----     ----     --------    -------
  End of period...............................  $56,242    $58,155    $33,823    $35,297    $380     $477     $ 72,364    $83,557
                                                =======    =======    =======    =======    ====     ====     ========    =======
Change in units:
  Beginning units.............................    4,853      4,983      2,701      2,701      40       41        5,645      6,126
                                                -------    -------    -------    -------    ----     ----     --------    -------
  Units purchased.............................        0          0          0          0       0       (1)           0          0
  Units redeemed..............................       (2)      (130)        (1)         0       0        0           (3)      (481)
                                                -------    -------    -------    -------    ----     ----     --------    -------
  Ending units................................    4,851      4,853      2,700      2,701      40       40        5,642      5,645
                                                =======    =======    =======    =======    ====     ====     ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                       JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                       --------------------------------------------------------------------------
                                                          LARGE CAP GROWTH          WORLDWIDE GROWTH
                                                            SUBACCOUNT(B)              SUBACCOUNT           BALANCED SUBACCOUNT
                                                       -----------------------   ----------------------   -----------------------
                                                          2005         2004        2005         2004         2005         2004
                                                       ----------   ----------   ---------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $   (6,388)  $   (9,156)  $  (3,958)  $       80   $    2,789   $   19,066
  Reinvested capital gains...........................           0            0           0            0            0            0
  Realized gain (loss)...............................    (135,322)    (147,155)   (141,227)    (200,855)      (3,702)     (19,300)
  Unrealized gain (loss).............................     159,914      186,598     166,483      226,200       62,891      116,090
                                                       ----------   ----------   ---------   ----------   ----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................      18,204       30,287      21,298       25,425       61,978      115,856
                                                       ----------   ----------   ---------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments.........................      11,586       17,905         624       10,840        1,370       19,417
  Transfers to & from other subaccounts..............    (142,974)    (125,172)   (109,547)    (152,951)    (216,203)     (93,349)
  Transfers to & from fixed dollar contract..........      (3,108)      22,707      (7,821)           0       (8,555)     (11,242)
  Withdrawals & surrenders...........................     (99,793)    (108,002)   (119,163)     (79,671)    (271,403)    (150,218)
  Surrender charges (note 2).........................      (1,211)        (907)       (217)      (1,125)        (913)        (666)
  Annual contract charges (note 2)...................        (429)        (555)       (352)        (459)        (872)      (1,024)
  Annuity & death benefit payments...................      (9,476)      (8,317)     (6,443)     (34,485)     (77,831)     (57,442)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
       Net equity transactions.......................    (245,405)    (202,341)   (242,919)    (257,851)    (574,407)    (294,524)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
          Net change in contract owners' equity......    (227,201)    (172,054)   (221,621)    (232,426)    (512,429)    (178,668)
Contract owners' equity:
  Beginning of period................................   1,011,701    1,183,755     860,416    1,092,842    1,615,371    1,794,039
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  End of period......................................  $  784,500   $1,011,701   $ 638,795   $  860,416   $1,102,942   $1,615,371
                                                       ==========   ==========   =========   ==========   ==========   ==========
Change in units:
  Beginning units....................................     140,463      169,929     105,954      139,957      140,372      167,494
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  Units purchased....................................       1,894        5,776         381        4,646          286        4,491
  Units redeemed.....................................     (36,820)     (35,242)    (30,782)     (38,649)     (50,541)     (31,613)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  Ending units.......................................     105,537      140,463      75,553      105,954       90,117      140,372
                                                       ==========   ==========   =========   ==========   ==========   ==========

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              STRONG VARIABLE
                                                                                                           INSURANCE FUNDS, INC.
                                                   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)            (NOTE 4)
                                                  ------------------------------------------------------   ----------------------
                                                      OPPORTUNITY         MULTI CAP VALUE     DISCOVERY      MID CAP GROWTH II
                                                      SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                  -------------------   -------------------   ----------   ----------------------
                                                    2005       2004       2005       2004        2005         2005        2004
                                                  --------   --------   --------   --------   ----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $ (2,967)  $ (4,557)  $ (1,283)  $ (1,899)   $ (2,366)   $    (902)   $ (3,739)
  Reinvested capital gains......................         0          0          0          0           0            0           0
  Realized gain (loss)..........................     6,539        789      4,097      6,653       1,923     (127,391)    (60,973)
  Unrealized gain (loss)........................    15,135     55,371     30,327     26,387      44,803      108,485     118,542
                                                  --------   --------   --------   --------    --------    ---------    --------
     Net increase (decrease) in contract owners'
       equity from operations...................    18,707     51,603     33,141     31,141      44,360      (19,808)     53,830
                                                  --------   --------   --------   --------    --------    ---------    --------
Equity transactions:
  Contract purchase payments....................       816        896          0          0         873          253       1,725
  Transfers to & from other subaccounts.........   (12,873)   (16,049)     3,849     (6,386)    303,671     (327,201)    (37,967)
  Transfers to & from fixed dollar contract.....         0          0          0          0      (2,679)      (4,827)      5,245
  Withdrawals & surrenders......................   (40,935)   (60,297)    (5,149)   (25,000)    (13,211)      (8,691)    (33,246)
  Surrender charges (note 2)....................       (35)       (18)       (12)         0         (10)        (297)       (244)
  Annual contract charges (note 2)..............      (164)      (193)       (42)       (48)       (157)         (37)       (257)
  Annuity & death benefit payments..............      (630)   (19,842)      (883)      (647)     (5,220)      (1,862)    (19,407)
                                                  --------   --------   --------   --------    --------    ---------    --------
     Net equity transactions....................   (53,821)   (95,503)    (2,237)   (32,081)    283,267     (342,662)    (84,151)
                                                  --------   --------   --------   --------    --------    ---------    --------
       Net change in contract owners' equity....   (35,114)   (43,900)    30,904       (940)    327,627     (362,470)    (30,321)
Contract owners' equity:
  Beginning of period...........................   323,886    367,786    222,654    223,594           0      362,470     392,791
                                                  --------   --------   --------   --------    --------    ---------    --------
  End of period.................................  $288,772   $323,886   $253,558   $222,654    $327,627    $       0    $362,470
                                                  ========   ========   ========   ========    ========    =========    ========
Change in units:
  Beginning units...............................    25,020     33,168     16,276     18,905           0       50,121      64,046
                                                  --------   --------   --------   --------    --------    ---------    --------
  Units purchased...............................        63      3,328        694      1,105      45,747           36       3,642
  Units redeemed................................    (4,190)   (11,476)      (915)    (3,734)     (3,956)     (50,157)    (17,567)
                                                  --------   --------   --------   --------    --------    ---------    --------
  Ending units..................................    20,893     25,020     16,055     16,276      41,791            0      50,121
                                                  ========   ========   ========   ========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                           VAN KAMPEN UNIVERSAL
                                          INSTITUTIONAL FUNDS --
                                                 CLASS I                       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                          ----------------------   --------------------------------------------------------------
                                             U.S. REAL ESTATE        GROWTH & INCOME       CORE U.S. EQUITY      CAPITAL GROWTH
                                                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ----------------------   --------------------   -------------------   -----------------
                                            2005         2004        2005       2004        2005       2004      2005      2004
                                          ---------   ----------   --------   ---------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $    207    $   1,387    $  1,646   $   1,169   $   (256)  $    124   $  (264)  $  (106)
  Reinvested capital gains..............    13,681        5,807           0           0          0          0         0         0
  Realized gain (loss)..................    43,563       57,402      13,196      29,832      1,551      1,293       451        45
  Unrealized gain (loss)................    26,285       54,359      (6,513)     19,137      4,070     13,000       171     2,587
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
     Net increase (decrease) in contract
       owners' equity from operations...    83,736      118,955       8,329      50,138      5,365     14,417       358     2,526
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments............     6,170        1,605       8,561       5,288          5         65       751       709
  Transfers to & from other
     subaccounts........................   207,436      201,489      (7,416)     95,567     (5,601)    (6,447)     (790)    1,081
  Transfers to & from fixed dollar
     contract...........................    18,988       23,617       7,821      47,246          0          0    (2,122)        0
  Withdrawals & surrenders..............   (58,958)    (160,534)    (31,323)   (116,349)      (940)    (6,389)   (4,063)   (1,446)
  Surrender charges (note 2)............      (438)      (1,080)        (23)        (16)         0          0        (2)      (34)
  Annual contract charges (note 2)......      (328)        (158)       (161)       (181)       (40)       (41)      (36)      (47)
  Annuity & death benefit payments......    (1,473)         (34)     (3,512)     (7,827)    (2,784)    (2,747)     (846)   (1,603)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
     Net equity transactions............   171,397       64,905     (26,053)     23,728     (9,360)   (15,559)   (7,108)   (1,340)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
       Net change in contract owners'
          equity........................   255,133      183,860     (17,724)     73,866     (3,995)    (1,142)   (6,750)    1,186
Contract owners' equity:
  Beginning of period...................   424,773      240,913     303,661     229,795    114,418    115,560    33,522    32,336
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  End of period.........................  $679,906    $ 424,773    $285,937   $ 303,661   $110,423   $114,418   $26,772   $33,522
                                          ========    =========    ========   =========   ========   ========   =======   =======
Change in units:
  Beginning units.......................    16,702       12,781      26,905      23,958     11,904     13,673     3,928     4,091
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  Units purchased.......................    17,053       10,873       6,727      28,201        582      2,186        91       228
  Units redeemed........................   (10,692)      (6,952)     (9,003)    (25,254)    (1,596)    (3,955)     (943)     (391)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  Ending units..........................    23,063       16,702      24,629      26,905     10,890     11,904     3,076     3,928
                                          ========    =========    ========   =========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                            OLD MUTUAL INSURANCE
                                                            LAZARD RETIREMENT SERIES, INC.                     SERIES FUND(C)
                                              -----------------------------------------------------------   ---------------------
                                                                                            INTERNATIONAL       TECHNOLOGY &
                                               EMERGING MARKETS           SMALL CAP            EQUITY          COMMUNICATIONS
                                                  SUBACCOUNT             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                              -------------------   ---------------------   -------------   ---------------------
                                                2005       2004       2005        2004         2005(A)        2005        2004
                                              --------   --------   ---------   ---------   -------------   ---------   ---------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $ (3,633)  $   (977)  $  (7,656)  $  (9,046)     $  (11)      $   (321)   $   (544)
  Reinvested capital gains..................    21,818          0      53,119           0           0              0           0
  Realized gain (loss)......................    23,163     36,100      53,968      35,432           0         (9,247)    (26,503)
  Unrealized gain (loss)....................   158,438     37,653     (82,471)     85,609         336         10,188      27,145
                                              --------   --------   ---------   ---------      ------       --------    --------
     Net increase (decrease) in contract
       owners' equity from operations.......   199,786     72,776      16,960     111,995         325            620          98
                                              --------   --------   ---------   ---------      ------       --------    --------
Equity transactions:
  Contract purchase payments................     2,612      5,380       4,980      11,432           0            283         560
  Transfers to & from other subaccounts.....   362,687     43,846    (104,983)     42,465       6,518              0       9,863
  Transfers to & from fixed dollar
     contract...............................    36,552      3,257      (1,586)     23,200           0        (17,702)          0
  Withdrawals & surrenders..................   (65,919)   (79,020)    (95,224)   (112,541)          0        (17,114)    (18,015)
  Surrender charges (note 2)................      (779)      (464)     (1,808)     (1,045)          0           (132)        (28)
  Annual contract charges (note 2)..........      (167)      (133)       (410)       (456)          0            (39)        (52)
  Annuity & death benefit payments..........    (1,899)   (17,438)     (3,435)     (3,266)          0              0        (233)
                                              --------   --------   ---------   ---------      ------       --------    --------
     Net equity transactions................   333,087    (44,572)   (202,466)    (40,211)      6,518        (34,704)     (7,905)
                                              --------   --------   ---------   ---------      ------       --------    --------
       Net change in contract owners'
          equity............................   532,873     28,204    (185,506)     71,784       6,843        (34,084)     (7,807)
Contract owners' equity:
  Beginning of period.......................   318,110    289,906     899,821     828,037           0         48,859      56,666
                                              --------   --------   ---------   ---------      ------       --------    --------
  End of period.............................  $850,983   $318,110   $ 714,315   $ 899,821      $6,843       $ 14,775    $ 48,859
                                              ========   ========   =========   =========      ======       ========    ========
Change in units:
  Beginning units...........................    19,905     23,447      48,230      50,471           0         27,998      34,214
                                              --------   --------   ---------   ---------      ------       --------    --------
  Units purchased...........................    23,726      9,832         853       7,720         656            168      29,068
  Units redeemed............................    (5,457)   (13,374)    (11,906)     (9,961)          0        (20,356)    (35,284)
                                              --------   --------   ---------   ---------      ------       --------    --------
  Ending units..............................    38,174     19,905      37,177      48,230         656          7,810      27,998
                                              ========   ========   =========   =========      ======       ========    ========

---------------

(a) Period from November 2, 2005, date of commencement.
(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                    ---------------------------------------------------------------------------------------------
                                          VIP MID CAP             VIP CONTRAFUND            VIP GROWTH         VIP EQUITY-INCOME
                                          SUBACCOUNT                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                    -----------------------   -----------------------   -------------------   -------------------
                                       2005         2004         2005         2004        2005       2004       2005       2004
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  (20,542)  $  (16,358)  $  (14,798)  $   (7,221)  $ (2,038)  $ (2,960)  $    635   $   (124)
  Reinvested capital gains........      31,774            0          249            0          0          0      4,218        152
  Realized gain (loss)............      89,932       70,315       52,944       20,096     (5,072)    (2,565)       651         10
  Unrealized gain (loss)..........     220,831      283,662      215,302      119,416     15,984     10,217        (43)     9,516
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       from operations............     321,995      337,619      253,697      132,291      8,874      4,692      5,461      9,554
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments......       6,521       20,589       13,272       17,321        564        691          0          0
  Transfers to & from other
     subaccounts..................     180,356      160,441      570,358      453,373    (65,690)    75,104      1,582     85,487
  Transfers to & from fixed dollar
     contract.....................      28,184       54,432       36,340       45,273        225      8,885          0     14,869
  Withdrawals & surrenders........    (130,584)     (74,674)    (172,833)     (50,428)   (30,375)   (13,046)         0          0
  Surrender charges (note 2)......        (294)        (976)      (1,882)         (71)      (594)      (231)         0          0
  Annual contract charges (note
     2)...........................        (809)        (668)        (402)        (294)      (128)      (154)         0          0
  Annuity & death benefit
     payments.....................     (12,986)     (11,124)      (4,009)      (2,677)    (3,403)    (8,347)    (2,868)      (128)
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
     Net equity transactions......      70,388      148,020      440,844      462,497    (99,401)    62,902     (1,286)   100,228
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
       Net change in contract
          owners' equity..........     392,383      485,639      694,541      594,788    (90,527)    67,594      4,175    109,782
Contract owners' equity:
  Beginning of period.............   1,815,306    1,329,667    1,219,265      624,477    382,795    315,201    119,146      9,364
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  End of period...................  $2,207,689   $1,815,306   $1,913,806   $1,219,265   $292,268   $382,795   $123,321   $119,146
                                    ==========   ==========   ==========   ==========   ========   ========   ========   ========
Change in units:
  Beginning units.................     113,217      102,347      117,589       68,621     60,029     50,455      9,686        839
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  Units purchased.................      22,344       34,820       74,661       66,827      3,423     18,775        882      8,858
  Units redeemed..................     (17,705)     (23,950)     (32,401)     (17,859)   (19,562)    (9,201)      (987)       (11)
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  Ending units....................     117,856      113,217      159,849      117,589     43,890     60,029      9,581      9,686
                                    ==========   ==========   ==========   ==========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                    JANUS ASPEN SERIES -- SERVICE SHARES
                                           --------------------------------------------------------------------------------------
                                            LARGE CAP GROWTH     WORLDWIDE GROWTH           BALANCED         INTERNATIONAL GROWTH
                                             SUBACCOUNT(B)          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           ------------------   -------------------   --------------------   --------------------
                                            2005       2004       2005       2004       2005       2004        2005        2004
                                           -------   --------   --------   --------   --------   ---------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $  (572)  $   (975)  $    207   $   (162)  $  3,965   $   4,149   $    197    $   (15)
  Reinvested capital gains...............        0          0          0          0          0           0          0          0
  Realized gain (loss)...................   (1,604)   (29,793)    (6,097)   (24,519)     2,544       2,349      4,911       (548)
  Unrealized gain (loss).................    4,246     31,069      9,936     28,752     16,231      17,549     37,488      2,719
                                           -------   --------   --------   --------   --------   ---------   --------    -------
     Net increase (decrease) in contract
       owners' equity from operations....    2,070        301      4,046      4,071     22,740      24,047     42,596      2,156
                                           -------   --------   --------   --------   --------   ---------   --------    -------
Equity transactions:
  Contract purchase payments.............    1,042      1,167          0        155      5,781       7,335          0          0
  Transfers to & from other
     subaccounts.........................   (2,156)   (31,627)    (1,584)   (25,483)   (11,430)   (171,007)   141,030     29,518
  Transfers to & from fixed dollar
     contract............................   (2,398)   (40,991)       (57)   (23,628)    19,277     (25,044)     8,736      1,490
  Withdrawals & surrenders...............     (198)    (1,675)    (8,474)    (1,378)   (19,225)     (8,181)   (35,320)    (4,750)
  Surrender charges (note 2).............        0        (48)      (602)       (23)      (951)       (164)       (36)        (3)
  Annual contract charges (note 2).......      (71)       (95)       (78)      (103)      (255)       (339)       (33)        (8)
  Annuity & death benefit payments.......        0       (226)         0          0     (1,318)     (1,357)      (947)         0
                                           -------   --------   --------   --------   --------   ---------   --------    -------
     Net equity transactions.............   (3,781)   (73,495)   (10,795)   (50,460)    (8,121)   (198,757)   113,430     26,247
                                           -------   --------   --------   --------   --------   ---------   --------    -------
       Net change in contract owners'
          equity.........................   (1,711)   (73,194)    (6,749)   (46,389)    14,619    (174,710)   156,026     28,403
Contract owners' equity:
  Beginning of period....................   71,092    144,286    103,702    150,091    357,041     531,751     37,004      8,601
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  End of period..........................  $69,381   $ 71,092   $ 96,953   $103,702   $371,660   $ 357,041   $193,030    $37,004
                                           =======   ========   ========   ========   ========   =========   ========    =======
Change in units:
  Beginning units........................   12,101     25,379     18,164     27,203     34,857      55,745      2,314        633
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  Units purchased........................      181        211        334        102      2,402       1,088      9,555      4,428
  Units redeemed.........................     (814)   (13,489)    (2,257)    (9,141)    (3,238)    (21,976)    (2,626)    (2,747)
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  Ending units...........................   11,468     12,101     16,241     18,164     34,021      34,857      9,243      2,314
                                           =======   ========   ========   ========   ========   =========   ========    =======

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                               ----------------------------------------------------------------------------------
                                                 NEW DISCOVERY     INVESTORS GROWTH    MID CAP GROWTH          TOTAL RETURN
                                                  SUBACCOUNT       STOCK SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                               -----------------   ----------------   -----------------   -----------------------
                                                2005      2004      2005      2004     2005      2004        2005         2004
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (196)  $  (229)  $   (44)  $  (56)  $  (303)  $  (330)  $    9,791   $    4,586
  Reinvested capital gains...................        0         0         0        0         0         0       44,162            0
  Realized gain (loss).......................      797     1,181       540        8       627    (1,223)      21,189       13,221
  Unrealized gain (loss).....................       73       311      (391)     465      (220)    3,441      (57,374)      79,746
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations........      674     1,263       105      417       104     1,888       17,768       97,553
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
Equity transactions:
  Contract purchase payments.................    1,192     1,021         0        0       522       175        2,791       44,324
  Transfers to & from other subaccounts......   (5,738)      (16)     (402)   2,377     8,370    12,312       64,278      176,718
  Transfers to & from fixed dollar
     contract................................        0         0         0        0         0     1,076       17,735       56,437
  Withdrawals & surrenders...................     (378)     (139)   (2,538)       0    (8,489)     (788)    (107,855)     (39,686)
  Surrender charges (note 2).................        0         0        (5)       0      (267)      (12)        (560)        (454)
  Annual contract charges (note 2)...........      (26)      (26)      (15)     (17)      (16)      (13)        (350)        (367)
  Annuity & death benefit payments...........        0         0         0        0         0         0      (24,978)     (27,227)
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
     Net equity transactions.................   (4,950)      840    (2,960)   2,360       120    12,750      (48,939)     209,745
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
       Net change in contract owners'
          equity.............................   (4,276)    2,103    (2,855)   2,777       224    14,638      (31,171)     307,298
Contract owners' equity:
  Beginning of period........................   24,610    22,507     5,927    3,150    34,091    19,453    1,115,304      808,006
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  End of period..............................  $20,334   $24,610   $ 3,072   $5,927   $34,315   $34,091   $1,084,133   $1,115,304
                                               =======   =======   =======   ======   =======   =======   ==========   ==========
Change in units:
  Beginning units............................    2,271     2,183       592      339     3,576     2,308       91,817       73,154
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  Units purchased............................      115       820         0      255     1,267     3,818       13,697       31,585
  Units redeemed.............................     (579)     (732)     (294)      (2)   (1,308)   (2,550)     (17,712)     (12,922)
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  Ending units...............................    1,807     2,271       298      592     3,535     3,576       87,802       91,817
                                               =======   =======   =======   ======   =======   =======   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------
                                                                 SMALL COMPANY         MID CAP VALUE
                                                                  SUBACCOUNT            SUBACCOUNT
                                                              -------------------   -------------------
                                                                2005       2004       2005       2004
                                                              --------   --------   --------   --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ (1,582)  $ (1,194)  $ (3,652)  $ (1,761)
  Reinvested capital gains..................................    18,994          0      5,653      1,083
  Realized gain (loss)......................................    14,454        283     18,379     15,110
  Unrealized gain (loss)....................................   (28,632)    31,446     13,057     34,990
                                                              --------   --------   --------   --------
     Net increase (decrease) in contract owners' equity from
      operations............................................     3,234     30,535     33,437     49,422
                                                              --------   --------   --------   --------
Equity transactions:
  Contract purchase payments................................         0        105      2,480      3,727
  Transfers to & from other subaccounts.....................   (38,570)    37,722    126,616    198,488
  Transfers to & from fixed dollar contract.................    22,002      2,000     34,068      1,999
  Withdrawals & surrenders..................................    (4,737)         0    (49,579)   (75,501)
  Surrender charges (note 2)................................       (11)         0       (312)      (450)
  Annual contract charges (note 2)..........................       (25)       (29)      (125)      (120)
  Annuity & death benefit payments..........................       (13)      (127)    (3,707)      (122)
                                                              --------   --------   --------   --------
     Net equity transactions................................   (21,354)    39,671    109,441    128,021
                                                              --------   --------   --------   --------
       Net change in contract owners' equity................   (18,120)    70,206    142,878    177,443
Contract owners' equity:
  Beginning of period.......................................   156,418     86,212    335,214    157,771
                                                              --------   --------   --------   --------
  End of period.............................................  $138,298   $156,418   $478,092   $335,214
                                                              ========   ========   ========   ========
Change in units:
  Beginning units...........................................    10,654      7,388     19,928     11,236
                                                              --------   --------   --------   --------
  Units purchased...........................................     4,162      3,278     13,508     14,493
  Units redeemed............................................    (5,613)       (12)    (7,153)    (5,801)
                                                              --------   --------   --------   --------
  Ending units..............................................     9,203     10,654     26,283     19,928
                                                              ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               CALVERT VARIABLE
                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES               SERIES INC.
                                     ----------------------------------------------------------------------   -------------------
                                           REAL RETURN              TOTAL RETURN            GLOBAL BOND          SOCIAL EQUITY
                                           SUBACCOUNT                SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                     -----------------------   -----------------------   ------------------   -------------------
                                        2005         2004         2005         2004       2005       2004       2005       2004
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   27,307   $   (1,289)  $   29,083   $    9,180   $   859   $    576   $   (812)  $   (902)
  Reinvested capital gains.........      17,578       48,369       21,123       17,122       832      2,612          0          0
  Realized gain (loss).............       6,045        5,895          261         (264)     (183)     5,900      6,024        486
  Unrealized gain (loss)...........     (35,936)      57,819      (34,943)      16,844    (6,335)    (1,045)    (3,168)     6,164
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................      14,994      110,794       15,524       42,882    (4,827)     8,043      2,044      5,748
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
Equity transactions:
  Contract purchase payments.......       7,951       13,119        3,725        5,233        23          0          0          0
  Transfers to & from other
     subaccounts...................      78,545      151,132      116,083       63,697    19,363     76,356     (2,568)         0
  Transfers to & from fixed dollar
     contract......................      34,365        4,516       14,415          965     1,831     (5,217)         0          0
  Withdrawals & surrenders.........     (95,588)    (120,915)      (4,310)     (34,543)   (5,706)   (77,927)    (7,851)      (329)
  Surrender charges (note 2).......        (708)         (98)        (202)         (10)      (36)        (5)       (40)         0
  Annual contract charges (note
     2)............................        (329)        (330)        (138)        (139)      (45)       (37)       (78)       (85)
  Annuity & death benefit
     payments......................      (8,026)      (8,501)      (2,329)      (5,577)        0        (38)   (18,643)    (1,652)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
     Net equity transactions.......      16,210       38,923      127,244       29,626    15,430     (6,868)   (29,180)    (2,066)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
       Net change in contract
          owners' equity...........      31,204      149,717      142,768       72,508    10,603      1,175    (27,136)     3,682
Contract owners' equity:
  Beginning of period..............   1,584,465    1,434,748    1,185,224    1,112,716    47,184     46,009    100,178     96,496
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  End of period....................  $1,615,669   $1,584,465   $1,327,992   $1,185,224   $57,787   $ 47,184   $ 73,042   $100,178
                                     ==========   ==========   ==========   ==========   =======   ========   ========   ========
Change in units:
  Beginning units..................     127,890      124,776      105,380      102,652     3,557      3,794     14,017     14,319
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  Units purchased..................      20,964       20,150       15,887        8,508     4,054      6,436          0          0
  Units redeemed...................     (19,761)     (17,036)      (4,768)      (5,780)   (2,892)    (6,673)    (4,152)      (302)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  Ending units.....................     129,093      127,890      116,499      105,380     4,719      3,557      9,865     14,017
                                     ==========   ==========   ==========   ==========   =======   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                DREYFUS VARIABLE
                                                                                                               INVESTMENT FUND --
                                               UBS SERIES TRUST        THE PRUDENTIAL SERIES FUND, INC.          SERVICE SHARES
                                               -----------------   -----------------------------------------   ------------------
                                                U.S. ALLOCATION    JENNISON 20/20 FOCUS        JENNISON           APPRECIATION
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               -----------------   ---------------------   -----------------   ------------------
                                                2005      2004        2005        2004      2005      2004       2005      2004
                                               -------   -------   ----------   --------   -------   -------   --------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $    16   $    (6)   $   (298)    $  (13)   $  (181)  $   (85)  $   (253)  $    83
  Reinvested capital gains...................        0         0           0          0          0         0          0         0
  Realized gain (loss).......................      603         0          23          7        994         6        254        (9)
  Unrealized gain (loss).....................      886        62       6,879        235      1,449     1,400        714       210
                                               -------   -------    --------     ------    -------   -------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations........    1,505        56       6,604        229      2,262     1,321        715       284
                                               -------   -------    --------     ------    -------   -------   --------   -------
Equity transactions:
  Contract purchase payments.................        0         0         250          0          0         0          0         0
  Transfers to & from other subaccounts......     (530)   20,685      96,550      1,581     20,500     7,977     17,554    10,029
  Transfers to & from fixed dollar
     contract................................        0         0           0          0      3,911         0          0         0
  Withdrawals & surrenders...................   (1,624)        0         (88)         0     (2,512)        0    (10,776)     (658)
  Surrender charges (note 2).................     (136)        0           0          0         (3)        0          0         0
  Annual contract charges (note 2)...........       (9)        0          (8)         0          0        (3)        (5)       (5)
  Annuity & death benefit payments...........        0         0           0       (112)         0         0          0         0
                                               -------   -------    --------     ------    -------   -------   --------   -------
     Net equity transactions.................   (2,299)   20,685      96,704      1,469     21,896     7,974      6,773     9,366
                                               -------   -------    --------     ------    -------   -------   --------   -------
       Net change in contract owners'
          equity.............................     (794)   20,741     103,308      1,698     24,158     9,295      7,488     9,650
Contract owners' equity:
  Beginning of period........................   20,741         0       1,698          0     14,316     5,021     16,877     7,227
                                               -------   -------    --------     ------    -------   -------   --------   -------
  End of period..............................  $19,947   $20,741    $105,006     $1,698    $38,474   $14,316   $ 24,365   $16,877
                                               =======   =======    ========     ======    =======   =======   ========   =======
Change in units:
  Beginning units............................    1,569         0         120          0      1,088       413      1,387       617
                                               -------   -------    --------     ------    -------   -------   --------   -------
  Units purchased............................    3,197     1,569       6,073        129      2,315       675      1,430       827
  Units redeemed.............................   (3,335)        0          (7)        (9)      (817)        0       (876)      (57)
                                               -------   -------    --------     ------    -------   -------   --------   -------
  Ending units...............................    1,431     1,569       6,186        120      2,586     1,088      1,941     1,387
                                               =======   =======    ========     ======    =======   =======   ========   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                           ROYCE CAPITAL FUND                         FUNDS -- CLASS II
                                               ------------------------------------------   -------------------------------------
                                                                                               CORE PLUS
                                                    SMALL-CAP              MICRO-CAP          FIXED INCOME      U.S. REAL ESTATE
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                               --------------------   -------------------   ----------------   ------------------
                                                 2005        2004       2005       2004      2005      2004      2005      2004
                                               ---------   --------   --------   --------   -------   ------   --------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (7,827)  $ (2,945)  $ (1,363)  $ (2,280)  $   473   $   82   $    183   $  (118)
  Reinvested capital gains...................      7,871     28,555      4,554     17,996       147        7      1,524         8
  Realized gain (loss).......................     34,033      6,085      4,782      5,791      (113)       1      4,537        10
  Unrealized gain (loss).....................     22,178     49,138     20,922      1,238      (129)      17       (362)    6,939
                                               ---------   --------   --------   --------   -------   ------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations........     56,255     80,833     28,895     22,745       378      107      5,882     6,839
                                               ---------   --------   --------   --------   -------   ------   --------   -------
Equity transactions:
  Contract purchase payments.................     11,238     10,285        325      5,430         0        0      1,488     1,008
  Transfers to & from other subaccounts......    235,579    417,072     49,055    128,887    33,804    2,170    (18,962)   40,703
  Transfers to & from fixed dollar
     contract................................     42,805     12,875     21,096       (311)    2,968        0          0         0
  Withdrawals & surrenders...................   (191,427)   (17,673)   (60,670)   (23,666)   (6,053)       0     (7,000)        0
  Surrender charges (note 2).................       (233)       (11)      (174)       (11)       (1)       0       (228)        0
  Annual contract charges (note 2)...........       (372)      (109)      (115)      (117)       (6)      (1)       (11)      (11)
  Annuity & death benefit payments...........     (6,734)    (3,584)      (838)    (3,403)     (416)       0          0         0
                                               ---------   --------   --------   --------   -------   ------   --------   -------
     Net equity transactions.................     90,856    418,855      8,679    106,809    30,296    2,169    (24,713)   41,700
                                               ---------   --------   --------   --------   -------   ------   --------   -------
       Net change in contract owners'
          equity.............................    147,111    499,688     37,574    129,554    30,674    2,276    (18,831)   48,539
Contract owners' equity:
  Beginning of period........................    596,330     96,642    257,535    127,981     5,520    3,244     48,794       255
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  End of period..............................  $ 743,441   $596,330   $295,109   $257,535   $36,194   $5,520   $ 29,963   $48,794
                                               =========   ========   ========   ========   =======   ======   ========   =======
Change in units:
  Beginning units............................     34,468      6,908     15,534      8,698       464      281      2,826        20
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  Units purchased............................     27,922     34,328      6,328     13,220     3,033      183        337     2,807
  Units redeemed.............................    (22,382)    (6,768)    (5,737)    (6,384)     (536)       0     (1,659)       (1)
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  Ending units...............................     40,008     34,468     16,125     15,534     2,961      464      1,504     2,826
                                               =========   ========   ========   ========   =======   ======   ========   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                FRANKLIN TEMPLETON
                                                                VARIABLE INSURANCE
                                                              PRODUCTS TRUST CLASS 2
                                                              ----------------------
                                                                 FRANKLIN INCOME
                                                                    SECURITIES            TOTAL          TOTAL
                                                                    SUBACCOUNT         SUBACCOUNTS    SUBACCOUNTS
                                                              ----------------------   ------------   ------------
                                                                     2005(A)               2005           2004
                                                              ----------------------   ------------   ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................          $   (2)          $   (417,673)  $   (583,386)
  Reinvested capital gains..................................               0                247,297        129,906
  Realized gain (loss)......................................               0               (943,149)    (2,931,204)
  Unrealized gain (loss)....................................              11              6,550,465     13,459,559
                                                                      ------           ------------   ------------
     Net increase (decrease) in contract owners' equity from
      operations............................................               9              5,436,940     10,074,875
                                                                      ------           ------------   ------------
Equity transactions:
  Contract purchase payments................................               0                726,298      1,454,790
  Transfers to & from other subaccounts.....................           1,996                     --             --
  Transfers to & from fixed dollar contract.................               0                 40,855       (574,397)
  Withdrawals & surrenders..................................               0            (13,659,888)   (13,287,321)
  Surrender charges (note 2)................................               0                (61,289)       (93,770)
  Annual contract charges (note 2)..........................               0                (49,596)       (56,542)
  Annuity & death benefit payments..........................               0             (1,982,122)    (1,819,879)
                                                                      ------           ------------   ------------
     Net equity transactions................................           1,996            (14,985,742)   (14,377,119)
                                                                      ------           ------------   ------------
       Net change in contract owners' equity................           2,005             (9,548,802)    (4,302,244)
Contract owners' equity:
  Beginning of period.......................................               0            105,112,121    109,414,365
                                                                      ------           ------------   ------------
  End of period.............................................          $2,005           $ 95,563,319   $105,112,121
                                                                      ======           ============   ============
Change in units:
  Beginning units...........................................               0              5,007,690      5,713,699
                                                                      ------           ------------   ------------
  Units purchased...........................................             199                554,512        644,060
  Units redeemed............................................               0             (1,269,876)    (1,350,069)
                                                                      ------           ------------   ------------
  Ending units..............................................             199              4,292,326      5,007,690
                                                                      ======           ============   ============

---------------

(a) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Aspen Series Institutional and Service Shares, Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund- Service Class 2, MFS Variable Insurance Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., UBS Series Trust, The Prudential Series Fund, Inc., Dreyfus Variable Investment Fund -- Service Shares, Royce Capital Fund, and Franklin Templeton Variable Insurance Products Class 2 (collectively, the "Funds"). All the Funds, other than The Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and The Dow Target Variable Fund LLC (Dow Fund) , in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The tables on the following pages illustrate product and contract fee charges by product:

   The following basic charges are assessed through reduction of daily unit values:

                                                              ANNUAL PAYMENT      VARIABLE INTEREST      FLEXIBLE PAYMENT
                                                               COMBINATION         ANNUITY ("VIA")         COMBINATION
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%).......          0.75%                 1.05%                 0.85%
   ADMINISTRATIVE EXPENSES..............................          0.25%                 0.25%                 0.25%
   Total expenses.......................................          1.00%                 1.30%                 1.10%

   The following charges are assessed through the redemption of units:

   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time         No Charge                 $25                    $25
   of surrender of the contract)........................
   TRANSFER FEE -- per transfer (currently no charge for         $3 to $15                 NA                  $3 to $15
   the first 4 transfers each contract year)............
                                                             3.3% to 6.3% for
                                                            sales expense, 1.2%
                                                                to 2.2% for
                                                              administrative
                                                             expense, and 0.5%
                                                             for death benefit
   PURCHASE PAYMENT CHARGES.............................          premium               No Charge              No Charge

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                              ANNUAL PAYMENT       VARIABLE INTEREST ANNUITY     FLEXIBLE PAYMENT
                                                                COMBINATION                 ("VIA")                 COMBINATION
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a
   participant's account value is made for any other
   reason than to make a plan payment to a participant.                                                           6% in the first
   Percentages vary with the number of years from                                                                year to 0% in the
   purchase.............................................         No charge               No charge                 seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they
   will be deducted from purchase payments..............       0.5% to 4.0%             0.5% to 4.0%               0.5% to 4.0%

   The following basic charges are assessed through reduction of daily unit values:

                                                                                           TOP
                                                                   TOP I                TRADITION              TOP PLUS
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%).......      0.85% to 1.05%              0.85%                  0.65%

   ADMINISTRATIVE EXPENSES..............................           0.25%                  0.25%                  0.25%
   Total expenses.......................................      1.10% to 1.30%              1.10%                  0.90%

   The following charges are assessed through the redemption of units:

   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time
   of surrender of the contract)........................            $30                    $30                 No charge
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year).......................................         $3 to $15              $3 to $15              $3 to $15
   PURCHASE PAYMENT CHARGES.............................         No charge              No charge              No charge
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a
   participant's account value is made for any other         5% of payments in      7.75% of payments
   reason than to make a plan payment to a participant.       the last eight        in the last eight       6% in the first
   Percentages vary with the number of years from             years on amount        years on amount       year to 0% in the
   purchase.............................................        surrendered            surrendered           seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they
   will be deducted from purchase payments..............       0.5% to 4.0%           0.5% to 4.0%           0.5% to 4.0%

   Further information regarding fees, terms, and availability of all products listed above are provided in the prospectus for the "Top Plus" product.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

   ACQUIRED PORTFOLIOS                                  ACQUIRING PORTFOLIOS
   Dow Target 10 -- February Portfolio                  Dow Target 10 -- January Portfolio
   Dow Target 10 -- March Portfolio

   Dow Target 10 -- May Portfolio                       Dow Target 10 -- April Portfolio
   Dow Target 10 -- June Portfolio

   Dow Target 10 -- August Portfolio                    Dow Target 10 -- July Portfolio
   Dow Target 10 -- September Portfolio

   Dow Target 10 -- November Portfolio                  Dow Target 10 -- October Portfolio
   Dow Target 10 -- December Portfolio

   Dow Target 5 -- February Portfolio                   Dow Target 5 -- January Portfolio
   Dow Target 5 -- March Portfolio

   Dow Target 5 -- May Portfolio                        Dow Target 5 -- April Portfolio
   Dow Target 5 -- June Portfolio

   Dow Target 5 -- August Portfolio                     Dow Target 5 -- July Portfolio
   Dow Target 5 -- September Portfolio

   Dow Target 5 -- November Portfolio                   Dow Target 5 -- October Portfolio
   Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2005
     Annual Payment Combination........        8,078    $197.310970   $ 1,593,905     1.00%        5.06%      0.00%
     Flexible Payment Combination......          749    $ 99.953545   $    74,845     1.10%        4.95%      0.00%
     Top I.............................        6,088    $ 86.744364   $   528,119     1.10%        4.95%      0.00%
     Top Tradition.....................      220,294    $ 73.194476   $16,124,295     1.10%        4.95%      0.00%
     Top Plus..........................      210,376    $ 24.856418   $ 5,229,190     0.90%        5.16%      0.00%
                                          ----------                  -----------
                                             445,585                  $23,550,354
                                          ----------                  -----------
   2004
     Annual Payment Combination........        8,746    $187.813735   $ 1,642,655     1.00%       11.32%      0.05%
     Flexible Payment Combination......          740    $ 95.236348   $    70,478     1.10%       11.21%      0.04%
     Top I.............................        6,657    $ 82.650560   $   550,183     1.10%       11.21%      0.04%
     Top Tradition.....................      262,643    $ 69.740136   $18,316,727     1.10%       11.21%      0.04%
     Top Plus..........................      262,302    $ 23.636618   $ 6,199,951     0.90%       11.43%      0.04%
                                          ----------                  -----------
                                             541,088                   26,779,994
                                          ----------                  -----------
   2003
     Annual Payment Combination........        8,900    $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Flexible Payment Combination......          798    $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.............................        7,102    $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition.....................      295,374    $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus..........................      297,330    $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                          ----------                  -----------
                                             609,504                  $26,927,920
                                          ----------                  -----------
   2002
     Annual Payment Combination........        9,429    $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Flexible Payment Combination......          787    $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.............................        7,635    $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition.....................      335,950    $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus..........................      336,899    $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                          ----------                  -----------
                                             690,700                  $21,308,417
                                          ----------                  -----------
   2001
     Annual Payment Combination........       10,406    $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Flexible Payment Combination......          787    $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.............................        9,481    $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition.....................      430,401    $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus..........................      420,320    $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                          ----------                  -----------
                                             871,395                  $33,458,207
                                          ----------                  -----------
   MONEY MARKET SUBACCOUNT
   2005
     VIA...............................        2,401    $ 31.887866   $    76,554     1.30%        1.62%      2.94%
     Top I.............................        2,311    $ 24.180821   $    55,887     1.30%        1.62%      2.90%
     Top Tradition.....................       40,430    $ 21.972068   $   888,331     1.10%        1.82%      2.95%
     Top Plus..........................       10,082    $ 14.247177   $   143,646     0.90%        2.02%      2.75%
                                          ----------                  -----------
                                              55,224                  $ 1,164,418
                                          ----------                  -----------
   2004
     VIA...............................        2,561    $ 31.379976   $    80,362     1.30%       -0.29%      1.02%
     Top I.............................        3,246    $ 23.795684   $    77,240     1.30%       -0.29%      1.03%
     Top Tradition.....................       46,172    $ 21.579558   $   996,362     1.10%       -0.09%      0.99%
     Top Plus..........................       13,190    $ 13.965057   $   184,210     0.90%        0.11%      0.86%
                                          ----------                  -----------
                                              65,169                    1,338,174
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2003
     VIA...............................        2,739    $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.............................        3,281    $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition.....................       69,694    $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus..........................       59,329    $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                          ----------                  -----------
                                             135,043                  $ 2,497,502
                                          ----------                  -----------
   2002
     VIA...............................        3,201    $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.............................        4,118    $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition.....................       99,162    $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus..........................      105,701    $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                          ----------                  -----------
                                             212,182                  $ 3,826,483
                                          ----------                  -----------
   2001
     VIA...............................        6,496    $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.............................        4,187    $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition.....................      143,776    $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus..........................      119,581    $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                          ----------                  -----------
                                             274,040                  $ 5,076,343
                                          ----------                  -----------
   BOND SUBACCOUNT
   2005
     Top I.............................          220    $ 42.595323   $     9,351     1.10%       -0.67%      3.62%
     Top Tradition.....................       57,202    $ 35.671271   $ 2,040,484     1.10%       -0.67%      3.58%
     Top Plus..........................       49,472    $ 17.875999   $   884,366     0.90%       -0.48%      3.26%
                                          ----------                  -----------
                                             106,894                  $ 2,934,201
                                          ----------                  -----------
   2004
     Top I.............................          222    $ 42.883430   $     9,537     1.10%        4.73%      0.00%
     Top Tradition.....................       62,858    $ 35.912547   $ 2,257,383     1.10%        4.73%      0.00%
     Top Plus..........................       61,712    $ 17.961382   $ 1,108,431     0.90%        4.94%      0.00%
                                          ----------                  -----------
                                             124,792                    3,375,351
                                          ----------                  -----------
   2003
     Top I.............................          225    $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition.....................       82,203    $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus..........................       77,170    $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                          ----------                  -----------
                                             159,598                  $ 4,148,750
                                          ----------                  -----------
   2002
     Top I.............................          229    $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition.....................       97,963    $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus..........................       94,133    $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                          ----------                  -----------
                                             192,325                  $ 4,554,737
                                          ----------                  -----------
   2001
     Top I.............................          709    $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition.....................       98,552    $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus..........................       76,526    $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                          ----------                  -----------
                                             175,787                  $ 4,013,615
                                          ----------                  -----------
   OMNI SUBACCOUNT
   2005
     Top I.............................       15,726    $ 35.381987   $   556,407     1.10%        8.30%      1.30%
     Top Tradition.....................      176,533    $ 35.159013   $ 6,206,739     1.10%        8.30%      1.20%
     Top Plus..........................      109,056    $ 14.952467   $ 1,630,656     0.90%        8.51%      1.20%
                                          ----------                  -----------
                                             301,315                  $ 8,393,802
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   OMNI SUBACCOUNT (CONTINUED)
   2004
     Top I.............................       15,919    $ 32.671066   $   520,077     1.10%        5.95%      1.39%
     Top Tradition.....................      214,582    $ 32.465180   $ 6,966,441     1.10%        5.95%      1.33%
     Top Plus..........................      136,972    $ 13.779581   $ 1,887,420     0.90%        6.16%      1.31%
                                          ----------                  -----------
                                             367,473                    9,373,938
                                          ----------                  -----------
   2003
     Top I.............................       16,325    $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition.....................      247,514    $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus..........................      164,162    $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                          ----------                  -----------
                                             428,001                  $10,218,753
                                          ----------                  -----------
   2002
     Top I.............................       16,747    $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition.....................      288,071    $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus..........................      193,979    $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                          ----------                  -----------
                                             498,797                  $ 9,498,533
                                          ----------                  -----------
   2001
     Top I.............................       17,790    $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition.....................      359,975    $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus..........................      262,133    $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                          ----------                  -----------
                                             639,898                  $15,698,639
                                          ----------                  -----------
   INTERNATIONAL SUBACCOUNT
   2005
     Top I.............................        3,487    $ 19.091962   $    66,565     1.10%        8.21%      0.04%
     Top Tradition.....................      255,683    $ 19.091962   $ 4,881,484     1.10%        8.21%      0.04%
     Top Plus..........................      117,757    $ 17.076646   $ 2,010,903     0.90%        8.42%      0.04%
                                          ----------                  -----------
                                             376,927                  $ 6,958,952
                                          ----------                  -----------
   2004
     Top I.............................        4,193    $ 17.643397   $    73,981     1.10%       11.74%      0.00%
     Top Tradition.....................      292,781    $ 17.643397   $ 5,165,651     1.10%       11.74%      0.00%
     Top Plus..........................      149,308    $ 15.749854   $ 2,351,581     0.90%       11.96%      0.00%
                                          ----------                  -----------
                                             446,282                    7,591,213
                                          ----------                  -----------
   2003
     Top I.............................        4,425    $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition.....................      383,253    $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus..........................      182,547    $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                          ----------                  -----------
                                             570,225                  $ 8,689,101
                                          ----------                  -----------
   2002
     Top I.............................        5,018    $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition.....................      473,133    $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus..........................      256,818    $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                          ----------                  -----------
                                             734,969                  $ 8,505,569
                                          ----------                  -----------
   2001
     Top I.............................        6,004    $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition.....................      577,856    $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus..........................      359,879    $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                          ----------                  -----------
                                             943,739                  $13,854,179
                                          ----------                  -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2005
     Top I.............................          506    $ 27.490513   $    13,923     1.10%        4.12%      0.50%
     Top Tradition.....................      152,120    $ 27.490513   $ 4,181,853     1.10%        4.12%      0.50%
     Top Plus..........................      112,055    $ 31.137683   $ 3,489,116     0.90%        4.33%      0.51%
                                          ----------                  -----------
                                             264,681                  $ 7,684,892
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL APPRECIATION SUBACCOUNT
     (CONTINUED)
   2004
     Top I.............................          659    $ 26.401629   $    17,386     1.10%       11.27%      0.37%
     Top Tradition.....................      188,749    $ 26.401629   $ 4,983,269     1.10%       11.27%      0.36%
     Top Plus..........................      132,036    $ 29.845326   $ 3,940,692     0.90%       11.49%      0.36%
                                          ----------                  -----------
                                             321,444                    8,941,347
                                          ----------                  -----------
   2003
     Top I.............................          796    $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition.....................      233,847    $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus..........................      149,708    $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                          ----------                  -----------
                                             384,351                  $ 9,574,777
                                          ----------                  -----------
   2002
     Top I.............................          944    $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition.....................      300,763    $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus..........................      192,817    $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                          ----------                  -----------
                                             494,524                  $ 9,462,037
                                          ----------                  -----------
   2001
     Top I.............................        1,319    $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition.....................      311,695    $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus..........................      214,554    $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                          ----------                  -----------
                                             527,568                  $12,795,434
                                          ----------                  -----------
   DISCOVERY SUBACCOUNT
   2005
     Top I.............................        1,578    $ 23.732936   $    37,457     1.10%       -1.08%      0.00%
     Top Tradition.....................      117,776    $ 23.732936   $ 2,795,178     1.10%       -1.08%      0.00%
     Top Plus..........................       68,303    $ 31.524814   $ 2,153,209     0.90%       -0.89%      0.00%
                                          ----------                  -----------
                                             187,657                  $ 4,985,844
                                          ----------                  -----------
   2004
     Top I.............................        1,670    $ 23.993241   $    40,071     1.10%        9.72%      0.00%
     Top Tradition.....................      147,640    $ 23.993241   $ 3,542,358     1.10%        9.72%      0.00%
     Top Plus..........................       92,156    $ 31.807684   $ 2,931,272     0.90%        9.94%      0.00%
                                          ----------                  -----------
                                             241,466                    6,513,701
                                          ----------                  -----------
   2003
     Top I.............................        1,688    $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition.....................      173,031    $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus..........................      120,254    $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                          ----------                  -----------
                                             294,973                  $ 7,299,825
                                          ----------                  -----------
   2002
     Top I.............................        1,299    $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition.....................      204,134    $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus..........................      147,878    $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                          ----------                  -----------
                                             353,311                  $ 6,434,801
                                          ----------                  -----------
   2001
     Top I.............................        1,252    $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition.....................      243,056    $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus..........................      180,341    $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                          ----------                  -----------
                                             424,649                  $11,633,638
                                          ----------                  -----------
   INTERNATIONAL SMALL COMPANY
     SUBACCOUNT
   2005
     Top I.............................          181    $ 24.667115   $     4,464     1.10%       27.60%      2.28%
     Top Tradition.....................       68,292    $ 24.667115   $ 1,684,579     1.10%       27.60%      0.49%
     Top Plus..........................       62,157    $ 26.876546   $ 1,670,559     0.90%       27.85%      0.48%
                                          ----------                  -----------
                                             130,630                  $ 3,359,602
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   INTERNATIONAL SMALL COMPANY SUBACCOUNT (CONTINUED)
   2004
     Top I.............................           22    $ 19.332118   $       433     1.10%       19.55%      1.08%
     Top Tradition.....................       67,429    $ 19.332118   $ 1,303,551     1.10%       19.55%      0.93%
     Top Plus..........................       66,705    $ 21.022163   $ 1,402,278     0.90%       19.79%      0.97%
                                          ----------                  -----------
                                             134,156                    2,706,262
                                          ----------                  -----------
   2003
     Top I.............................           22    $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition.....................       86,116    $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus..........................       80,751    $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                          ----------                  -----------
                                             166,889                  $ 2,809,980
                                          ----------                  -----------
   2002
     Top I.............................           23    $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition.....................       90,154    $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus..........................      101,302    $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                          ----------                  -----------
                                             191,479                  $ 2,123,212
                                          ----------                  -----------
   2001
     Top I.............................           23    $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition.....................      109,586    $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus..........................      121,151    $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                          ----------                  -----------
                                             230,760                  $ 3,039,544
                                          ----------                  -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2005
     Top Tradition.....................       40,432    $  7.052988   $   285,165     1.10%       12.05%      0.02%
     Top Plus..........................       43,493    $  8.640452   $   375,797     0.90%       12.27%      0.02%
                                          ----------                  -----------
                                              83,925                  $   660,962
                                          ----------                  -----------
   2004
     Top Tradition.....................       55,633    $  6.294415   $   350,174     1.10%        7.77%      0.00%
     Top Plus..........................       47,625    $  7.695920   $   366,518     0.90%        7.98%      0.00%
                                          ----------                  -----------
                                             103,258                      716,692
                                          ----------                  -----------
   2003
     Top Tradition.....................       71,645    $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus..........................       59,982    $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                          ----------                  -----------
                                             131,627                  $   845,944
                                          ----------                  -----------
   2002
     Top Tradition.....................       79,553    $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus..........................       70,450    $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                          ----------                  -----------
                                             150,003                  $   742,526
                                          ----------                  -----------
   2001
     Top Tradition.....................       93,890    $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus..........................       86,473    $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                          ----------                  -----------
                                             180,363                  $ 1,253,313
                                          ----------                  -----------
   SMALL CAP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,438    $  8.130715   $    11,695     1.10%        5.32%      0.00%
     Top Tradition.....................       57,878    $ 12.042400   $   696,988     1.10%        5.32%      0.00%
     Top Plus..........................       19,743    $ 12.258855   $   242,020     0.90%        5.53%      0.00%
                                          ----------                  -----------
                                              79,059                  $   950,703
                                          ----------                  -----------
   2004
     Top I.............................        1,440    $  7.719698   $    11,115     1.10%       10.23%      0.00%
     Top Tradition.....................       72,248    $ 11.433639   $   826,055     1.10%       10.23%      0.00%
     Top Plus..........................       25,400    $ 11.616196   $   295,060     0.90%       10.45%      0.00%
                                          ----------                  -----------
                                              99,088                  $ 1,132,230
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   SMALL CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2003
     Top I.............................          614    $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition.....................       83,787    $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus..........................       40,962    $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                          ----------                  -----------
                                             125,363                  $ 1,304,213
                                          ----------                  -----------
   2002
     Top I.............................          614    $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition.....................      110,406    $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus..........................       51,775    $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                          ----------                  -----------
                                             162,795                  $ 1,177,566
                                          ----------                  -----------
   2001
     Top I.............................          615    $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition.....................      133,771    $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus..........................       66,185    $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                          ----------                  -----------
                                             200,571                  $ 2,068,925
                                          ----------                  -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2005
     Top I.............................        1,795    $ 13.401489   $    24,065     1.10%        8.79%      0.00%
     Top Tradition.....................      163,347    $ 23.330098   $ 3,810,898     1.10%        8.79%      0.00%
     Top Plus..........................       95,999    $ 23.749133   $ 2,279,886     0.90%        9.00%      0.00%
                                          ----------                  -----------
                                             261,141                  $ 6,114,849
                                          ----------                  -----------
   2004
     Top I.............................        1,799    $ 12.318904   $    22,159     1.10%       12.32%      0.00%
     Top Tradition.....................      211,731    $ 21.445455   $ 4,540,664     1.10%       12.32%      0.00%
     Top Plus..........................      134,054    $ 21.787570   $ 2,920,720     0.90%       12.54%      0.00%
                                          ----------                  -----------
                                             347,584                  $ 7,483,543
                                          ----------                  -----------
   2003
     Top I.............................        1,817    $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition.....................      243,025    $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus..........................      178,954    $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                          ----------                  -----------
                                             423,796                  $ 8,124,508
                                          ----------                  -----------
   2002
     Top I.............................        1,812    $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition.....................      284,594    $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus..........................      213,781    $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                          ----------                  -----------
                                             500,187                  $ 6,621,190
                                          ----------                  -----------
   2001
     Top I.............................        1,699    $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition.....................      321,519    $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus..........................      256,915    $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                          ----------                  -----------
                                             580,133                  $10,435,377
                                          ----------                  -----------
   S&P 500 INDEX SUBACCOUNT
   2005
     Top I.............................        5,641    $  9.271844   $    52,300     1.10%        3.33%      1.03%
     Top Tradition.....................      258,743    $ 17.402963   $ 4,502,900     1.10%        3.33%      0.98%
     Top Plus..........................      209,039    $ 17.715460   $ 3,703,228     0.90%        3.54%      0.97%
                                          ----------                  -----------
                                             473,423                  $ 8,258,428
                                          ----------                  -----------
   2004
     Top I.............................        6,239    $  8.972855   $    55,985     1.10%        9.10%      1.07%
     Top Tradition.....................      310,573    $ 16.841761   $ 5,230,593     1.10%        9.10%      1.12%
     Top Plus..........................      244,616    $ 17.110362   $ 4,185,460     0.90%        9.32%      1.09%
                                          ----------                  -----------
                                             561,428                  $ 9,472,038
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   S&P 500 INDEX SUBACCOUNT (CONTINUED)
   2003
     Top I.............................        7,097    $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition.....................      341,395    $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus..........................      264,354    $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                          ----------                  -----------
                                             612,846                  $ 9,466,199
                                          ----------                  -----------
   2002
     Top I.............................        6,415    $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition.....................      413,646    $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus..........................      286,685    $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                          ----------                  -----------
                                             706,746                  $ 8,633,178
                                          ----------                  -----------
   2001
     Top I.............................        6,417    $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition.....................      485,469    $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus..........................      376,373    $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                          ----------                  -----------
                                             868,259                  $13,862,565
                                          ----------                  -----------
   SOCIAL AWARENESS SUBACCOUNT (NOTE 4)
   2002
     Top I.............................        1,051    $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition.....................        8,518    $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus..........................        6,744    $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                          ----------                  -----------
                                              16,313                  $    88,464
                                          ----------                  -----------
   2001
     Top I.............................        1,052    $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition.....................       10,595    $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus..........................        8,009    $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                          ----------                  -----------
                                              19,656                  $   150,158
                                          ----------                  -----------
   BLUE CHIP SUBACCOUNT
   2005
     Top I.............................        1,048    $ 10.993372   $    11,520     1.10%        3.60%      0.99%
     Top Tradition.....................       11,112    $ 10.993372   $   122,165     1.10%        3.60%      0.90%
     Top Plus..........................        8,098    $ 11.128423   $    90,113     0.90%        3.80%      0.88%
                                          ----------                  -----------
                                              20,258                  $   223,798
                                          ----------                  -----------
   2004
     Top I.............................        1,048    $ 10.611435   $    11,123     1.10%        8.41%      1.37%
     Top Tradition.....................       14,125    $ 10.611435   $   149,889     1.10%        8.41%      1.33%
     Top Plus..........................        9,326    $ 10.720596   $    99,974     0.90%        8.62%      1.41%
                                          ----------                  -----------
                                              24,499                  $   260,986
                                          ----------                  -----------
   2003
     Top I.............................        1,049    $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition.....................       17,600    $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus..........................        8,008    $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                          ----------                  -----------
                                              26,657                  $   261,583
                                          ----------                  -----------
   2002
     Top I.............................        1,049    $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition.....................       26,185    $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus..........................        3,847    $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                          ----------                  -----------
                                              31,081                  $   243,175
                                          ----------                  -----------
   2001
     Top I.............................        1,049    $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition.....................       27,256    $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus..........................          531    $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                          ----------                  -----------
                                              28,836                  $   282,914
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 4)
   2002
     Top Tradition.....................       11,999    $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus..........................        4,254    $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                          ----------                  -----------
                                              16,253                  $   104,960
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,026    $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus..........................        1,690    $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                          ----------                  -----------
                                               5,716                  $    47,148
                                          ----------                  -----------
   HIGH INCOME BOND SUBACCOUNT
   2005
     Top I.............................          155    $ 13.573436   $     2,110     1.10%        1.87%      4.68%
     Top Tradition.....................       15,778    $ 13.573436   $   214,166     1.10%        1.87%      5.06%
     Top Plus..........................       13,264    $ 13.740101   $   182,243     0.90%        2.08%      5.00%
                                          ----------                  -----------
                                              29,197                  $   398,519
                                          ----------                  -----------
   2004
     Top I.............................          160    $ 13.323676   $     2,137     1.10%        9.46%      0.29%
     Top Tradition.....................       13,543    $ 13.323676   $   180,439     1.10%        9.46%      0.32%
     Top Plus..........................       12,628    $ 13.460648   $   169,977     0.90%        9.68%      0.32%
                                          ----------                  -----------
                                              26,331                  $   352,553
                                          ----------                  -----------
   2003
     Top I.............................          190    $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition.....................       15,768    $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus..........................       12,579    $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                          ----------                  -----------
                                              28,537                  $   348,611
                                          ----------                  -----------
   2002
     Top I.............................          184    $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition.....................       18,792    $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus..........................        9,715    $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                          ----------                  -----------
                                              28,691                  $   288,153
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,375    $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus..........................        5,544    $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                          ----------                  -----------
                                               9,919                  $    96,929
                                          ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................       34,954    $  8.375158   $   292,746     1.10%        1.50%      0.00%
     Top Plus..........................        7,429    $  8.478128   $    62,982     0.90%        1.71%      0.00%
                                          ----------                  -----------
                                              42,383                  $   355,728
                                          ----------                  -----------
   2004
     Top Tradition.....................       43,079    $  8.251025   $   355,446     1.10%       18.40%      0.00%
     Top Plus..........................       11,661    $  8.335993   $    97,203     0.90%       18.64%      0.00%
                                          ----------                  -----------
                                              54,740                  $   452,649
                                          ----------                  -----------
   2003
     Top Tradition.....................       42,681    $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus..........................       16,087    $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                          ----------                  -----------
                                              58,768                  $   410,467
                                          ----------                  -----------
   2002
     Top Tradition.....................       53,604    $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus..........................       16,769    $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                          ----------                  -----------
                                              70,373                  $   354,422
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
     (CONTINUED)
   2001
     Top Tradition.....................       56,617    $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................       17,041    $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ----------                  -----------
                                              73,658                  $   647,007
                                          ----------                  -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2005
     Top Tradition.....................       28,135    $  3.984706   $   112,109     1.10%        0.33%      0.00%
     Top Plus..........................        9,618    $  4.029756   $    38,760     0.90%        0.53%      0.00%
                                          ----------                  -----------
                                              37,753                  $   150,869
                                          ----------                  -----------
   2004
     Top Tradition.....................       49,855    $  3.971406   $   197,995     1.10%        8.80%      0.00%
     Top Plus..........................       20,940    $  4.008381   $    83,933     0.90%        9.02%      0.00%
                                          ----------                  -----------
                                              70,795                  $   281,928
                                          ----------                  -----------
   2003
     Top Tradition.....................       45,176    $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................       23,035    $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ----------                  -----------
                                              68,211                  $   249,596
                                          ----------                  -----------
   2002
     Top Tradition.....................       62,682    $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................       23,289    $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ----------                  -----------
                                              85,971                  $   214,873
                                          ----------                  -----------
   2001
     Top Tradition.....................       40,975    $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................       21,247    $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ----------                  -----------
                                              62,222                  $   250,818
                                          ----------                  -----------
   BRISTOL SUBACCOUNT
   2005
     Top Plus..........................        7,057    $ 12.321848   $    86,952     0.90%       11.03%      0.00%
   2004
     Top Plus..........................        7,224    $ 11.097582   $    80,165     0.90%        7.65%      1.01%
   2003
     Top Tradition.....................          518    $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................        7,068    $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ----------                  -----------
                                               7,586                  $    78,182
                                          ----------                  -----------
   2002
     Top Plus..........................        3,038    $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2005
     Top Tradition.....................          198    $ 10.050205   $     1,987     1.10%        3.17%      0.01%
     Top Plus..........................        5,043    $ 10.123465   $    51,059     0.90%        3.38%      0.02%
                                          ----------                  -----------
                                               5,241                  $    53,046
                                          ----------                  -----------
   2004
     Top Tradition.....................          314    $  9.741115   $     3,054     1.10%        6.33%      0.00%
     Top Plus..........................        5,576    $  9.792756   $    54,605     0.90%        6.54%      0.00%
                                          ----------                  -----------
                                               5,890                  $    57,659
                                          ----------                  -----------
   2003
     Top Tradition.....................        1,867    $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................        6,688    $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ----------                  -----------
                                               8,555                  $    78,581
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   BRYTON GROWTH SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................        3,132    $  6.829705   $    21,394     1.10%      -31.70%      0.00%       5/1/02
     Top Plus..........................        3,641    $  6.838775   $    24,899     0.90%      -31.61%      0.00%       5/1/02
                                          ----------                  -----------
                                               6,773                  $    46,293
                                          ----------                  -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        5,096    $ 10.122592   $    51,585     1.10%       -7.24%      0.00%
   2004
     Top Tradition.....................        5,097    $ 10.913089   $    55,629     1.10%        2.09%      0.00%
   2003
     Top Tradition.....................        5,099    $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,640    $ 12.157413   $    32,094     1.10%       -3.67%      0.00%
   2004
     Top Tradition.....................        2,641    $ 12.620548   $    33,325     1.10%        0.82%      0.00%
   2003
     Top Tradition.....................        2,641    $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2005
     Top Tradition.....................          971    $ 11.849075   $    11,502     1.10%       -6.45%      0.00%
   2004
     Top Tradition.....................          971    $ 12.665868   $    12,299     1.10%        2.21%      0.00%
   2003
     Top Tradition.....................          971    $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,421    $ 12.230451   $    29,613     1.10%       -5.54%      0.00%
   2004
     Top Tradition.....................        4,162    $ 12.947669   $    53,885     1.10%        0.04%      0.00%
   2003
     Top Tradition.....................        4,165    $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................        5,683    $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................        2,530    $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        4,851    $ 11.592905   $    56,242     1.10%       -3.26%      0.00%
   2004
     Top Tradition.....................        4,853    $ 11.983597   $    58,155     1.10%        9.48%      0.00%
   2003
     Top Tradition.....................        4,983    $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................            9    $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................          997    $ 10.707627   $    10,674     1.10%       -4.35%      1.89%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
     (CONTINUED)
   SECOND QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,700    $ 12.528382   $    33,823     1.10%       -4.15%      0.00%
   2004
     Top Tradition.....................        2,701    $ 13.070210   $    35,297     1.10%        9.75%      0.00%
   2003
     Top Tradition.....................        2,701    $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................           22    $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................          154    $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   THIRD QUARTER SUBACCOUNT
   2005
     Top Tradition.....................           40    $  9.421328   $       380     1.10%      -20.06%      0.00%
   2004
     Top Tradition.....................           40    $ 11.785236   $       477     1.10%        6.69%      0.00%
   2003
     Top Tradition.....................           41    $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................           13    $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................           13    $ 11.016026   $       144     1.10%       -6.33%      1.64%
   FOURTH QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,360    $ 12.749342   $    30,083     1.10%      -13.45%      0.00%
     Top Plus..........................        3,282    $ 12.882396   $    42,281     0.90%      -13.28%      0.00%
                                          ----------                  -----------
                                               5,642                  $    72,364
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,363    $ 14.730567   $    34,802     1.10%        5.40%      0.00%
     Top Plus..........................        3,282    $ 14.854913   $    48,755     0.90%        5.60%      0.00%
                                          ----------                  -----------
                                               5,645                  $    83,557
                                          ----------                  -----------
   2003
     Top Tradition.....................        2,365    $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................        3,761    $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ----------                  -----------
                                               6,126                  $    85,959
                                          ----------                  -----------
   2002
     Top Tradition.....................           13    $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................           13    $ 12.698301   $       168     1.10%        2.08%      1.72%
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................          125    $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................          189    $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................          324    $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   MAY SUBACCOUNT
   2002
     Top Tradition.....................           12    $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................          110    $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................           13    $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................           13    $ 10.563869   $       136     1.10%       -9.40%      1.40%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
     (CONTINUED)
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................           13    $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................          205    $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................           13    $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................           13    $ 11.766432   $       154     1.10%        1.24%      1.06%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................        3,567    $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................        5,710    $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ----------                  -----------
                                               9,277                  $    67,343
                                          ----------                  -----------
   2001
     Top Tradition.....................          433    $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................          727    $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ----------                  -----------
                                               1,160                  $    10,048
                                          ----------                  -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................           14    $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................           14    $ 10.934492   $       154     1.10%        3.20%      0.91%
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   LARGE CAP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,201    $  7.407944   $     8,900     1.10%        3.16%      0.34%
     Top Tradition.....................       74,835    $  7.407944   $   554,372     1.10%        3.16%      0.33%
     Top Plus..........................       29,501    $  7.498999   $   221,228     0.90%        3.36%      0.33%
                                          ----------                  -----------
                                             105,537                  $   784,500
                                          ----------                  -----------
   2004
     Top I.............................        1,366    $  7.181339   $     9,806     1.10%        3.38%      0.14%
     Top Tradition.....................       98,679    $  7.181339   $   708,644     1.10%        3.38%      0.15%
     Top Plus..........................       40,418    $  7.255263   $   293,251     0.90%        3.58%      0.13%
                                          ----------                  -----------
                                             140,463                  $ 1,011,701
                                          ----------                  -----------
   2003
     Top I.............................        1,601    $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition.....................      110,989    $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus..........................       57,339    $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                          ----------                  -----------
                                             169,929                  $ 1,183,755
                                          ----------                  -----------
   2002
     Top I.............................        1,602    $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition.....................      137,700    $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus..........................       59,325    $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                          ----------                  -----------
                                             198,627                  $ 1,060,945
                                          ----------                  -----------
   2001
     Top I.............................        1,602    $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition.....................      175,696    $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus..........................       92,363    $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                          ----------                  -----------
                                             269,661                  $ 1,980,727
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
     (CONTINUED)
   WORLDWIDE GROWTH SUBACCOUNT
   2005
     Top I.............................        1,729    $  8.300095   $    14,352     1.10%        4.72%      1.41%
     Top Tradition.....................       52,441    $  8.300095   $   435,267     1.10%        4.72%      1.36%
     Top Plus..........................       21,383    $  8.402063   $   179,657     0.90%        4.92%      1.36%
                                          ----------                  -----------
                                              75,553                  $   629,276
                                          ----------                  -----------
   2004
     Top I.............................        1,730    $  7.926252   $    13,713     1.10%        3.64%      0.96%
     Top Tradition.....................       72,089    $  7.926252   $   571,398     1.10%        3.64%      0.98%
     Top Plus..........................       32,135    $  8.007801   $   257,325     0.90%        3.84%      0.92%
                                          ----------                  -----------
                                             105,954                  $   842,436
                                          ----------                  -----------
   2003
     Top I.............................        2,103    $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition.....................       85,316    $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus..........................       52,538    $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                          ----------                  -----------
                                             139,957                  $ 1,073,740
                                          ----------                  -----------
   2002
     Top I.............................        2,104    $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition.....................      124,092    $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus..........................       68,354    $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                          ----------                  -----------
                                             194,550                  $ 1,215,919
                                          ----------                  -----------
   2001
     Top I.............................        2,674    $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition.....................      153,709    $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus..........................       89,086    $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                          ----------                  -----------
                                             245,469                  $ 2,080,653
                                          ----------                  -----------
   BALANCED SUBACCOUNT
   2005
     Top I.............................        7,472    $ 12.024522   $    89,843     1.10%        6.78%      2.31%
     Top Tradition.....................       64,570    $ 12.024522   $   776,426     1.10%        6.78%      2.12%
     Top Plus..........................       18,075    $ 12.172221   $   220,018     0.90%        6.99%      2.10%
                                          ----------                  -----------
                                              90,117                  $ 1,086,287
                                          ----------                  -----------
   2004
     Top I.............................        8,062    $ 11.261194   $    90,788     1.10%        7.34%      2.33%
     Top Tradition.....................       95,185    $ 11.261194   $ 1,071,901     1.10%        7.34%      2.20%
     Top Plus..........................       37,125    $ 11.377016   $   422,367     0.90%        7.56%      2.12%
                                          ----------                  -----------
                                             140,372                  $ 1,585,056
                                          ----------                  -----------
   2003
     Top I.............................        7,848    $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition.....................      107,943    $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus..........................       51,703    $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                          ----------                  -----------
                                             167,494                  $ 1,761,642
                                          ----------                  -----------
   2002
     Top I.............................        7,846    $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition.....................      108,572    $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus..........................       69,027    $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                          ----------                  -----------
                                             185,445                  $ 1,728,604
                                          ----------                  -----------
   2001
     Top I.............................        7,959    $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition.....................      118,926    $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus..........................       87,320    $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                          ----------                  -----------
                                             214,205                  $ 2,156,467
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE
   4):
   OPPORTUNITY SUBACCOUNT
   2005
     Top I.............................        1,109    $ 13.716021   $    15,218     1.10%        6.71%      0.00%
     Top Tradition.....................       11,333    $ 13.716021   $   155,441     1.10%        6.71%      0.00%
     Top Plus..........................        8,451    $ 13.884465   $   117,340     0.90%        6.92%      0.00%
                                          ----------                  -----------
                                              20,893                  $   287,999
                                          ----------                  -----------
   2004
     Top I.............................        1,110    $ 12.853057   $    14,266     1.10%       16.93%      0.00%
     Top Tradition.....................       13,297    $ 12.853057   $   170,910     1.10%       16.93%      0.00%
     Top Plus..........................       10,613    $ 12.985241   $   137,812     0.90%       17.16%      0.00%
                                          ----------                  -----------
                                              25,020                  $   322,988
                                          ----------                  -----------
   2003
     Top I.............................        1,110    $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition.....................       16,336    $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus..........................       15,722    $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                          ----------                  -----------
                                              33,168                  $   366,017
                                          ----------                  -----------
   2002
     Top I.............................          336    $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition.....................       17,403    $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus..........................       12,444    $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                          ----------                  -----------
                                              30,183                  $   245,457
                                          ----------                  -----------
   2001
     Top I.............................          337    $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition.....................       13,317    $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus..........................       12,170    $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                          ----------                  -----------
                                              25,824                  $   289,958
                                          ----------                  -----------
   MULTI CAP VALUE SUBACCOUNT
   2005
     Top Tradition.....................        3,404    $ 15.641554   $    53,243     1.10%       15.24%      0.38%
     Top Plus..........................       12,651    $ 15.833700   $   200,315     0.90%       15.47%      0.36%
                                          ----------                  -----------
                                              16,055                  $   253,558
                                          ----------                  -----------
   2004
     Top Tradition.....................        3,814    $ 13.573321   $    51,766     1.10%       15.49%      0.00%
     Top Plus..........................       12,462    $ 13.712955   $   170,888     0.90%       15.72%      0.00%
                                          ----------                  -----------
                                              16,276                  $   222,654
                                          ----------                  -----------
   2003
     Top Tradition.....................        4,434    $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus..........................       14,471    $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                          ----------                  -----------
                                              18,905                  $   223,594
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,816    $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus..........................       14,619    $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                          ----------                  -----------
                                              18,435                  $   159,063
                                          ----------                  -----------
   2001
     Top Tradition.....................        5,895    $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus..........................       19,922    $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                          ----------                  -----------
                                              25,817                  $   292,599
                                          ----------                  -----------
   DISCOVERY SUBACCOUNT
   2005
     Top Tradition.....................       27,204    $  7.806074   $   212,355     1.10%       14.91%      0.00%       4/8/05
     Top Plus..........................       14,587    $  7.902076   $   115,272     0.90%       15.08%      0.00%       4/8/05
                                          ----------                  -----------
                                              41,791                  $   327,627
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.
     (NOTE 4):
   MID CAP GROWTH II SUBACCOUNT
   2004
     Top Tradition.....................       28,761    $  7.200348   $   207,092     1.10%       17.86%      0.00%
     Top Plus..........................       21,360    $  7.274512   $   155,378     0.90%       18.09%      0.00%
                                          ----------                  -----------
                                              50,121                  $   362,470
                                          ----------                  -----------
   2003
     Top Tradition.....................       34,323    $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus..........................       29,723    $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                          ----------                  -----------
                                              64,046                  $   392,791
                                          ----------                  -----------
   2002
     Top Tradition.....................       56,003    $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus..........................       25,386    $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                          ----------                  -----------
                                              81,389                  $   375,292
                                          ----------                  -----------
   2001
     Top Tradition.....................       75,993    $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus..........................       43,264    $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                          ----------                  -----------
                                             119,257                  $   889,854
                                          ----------                  -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
     I:
   U.S. REAL ESTATE SUBACCOUNT
   2005
     Top Tradition.....................       17,085    $ 29.386693   $   502,074     1.10%       15.78%      1.00%
     Top Plus..........................        5,978    $ 29.747497   $   177,832     0.90%       16.01%      1.31%
                                          ----------                  -----------
                                              23,063                  $   679,906
                                          ----------                  -----------
   2004
     Top Tradition.....................       13,368    $ 25.381114   $   339,294     1.10%       34.91%      1.48%
     Top Plus..........................        3,334    $ 25.642046   $    85,479     0.90%       35.18%      1.41%
                                          ----------                  -----------
                                              16,702                  $   424,773
                                          ----------                  -----------
   2003
     Top Tradition.....................        9,846    $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus..........................        2,935    $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                          ----------                  -----------
                                              12,781                  $   240,913
                                          ----------                  -----------
   2002
     Top Tradition.....................        6,240    $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus..........................        1,236    $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                          ----------                  -----------
                                               7,476                  $   103,512
                                          ----------                  -----------
   2001
     Top Tradition.....................        7,767    $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus..........................        3,205    $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                          ----------                  -----------
                                              10,972                  $   154,838
                                          ----------                  -----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2005
     Top Tradition.....................       17,544    $ 11.568970   $   202,963     1.10%        2.80%      1.63%
     Top Plus..........................        7,085    $ 11.711069   $    82,974     0.90%        3.00%      1.50%
                                          ----------                  -----------
                                              24,629                  $   285,937
                                          ----------                  -----------
   2004
     Top Tradition.....................       19,285    $ 11.253743   $   217,026     1.10%       17.50%      1.30%
     Top Plus..........................        7,620    $ 11.369495   $    86,635     0.90%       17.74%      2.04%
                                          ----------                  -----------
                                              26,905                  $   303,661
                                          ----------                  -----------
   2003
     Top Tradition.....................       19,703    $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus..........................        4,255    $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                          ----------                  -----------
                                              23,958                  $   229,795
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GROWTH & INCOME SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................       11,484    $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus..........................        1,629    $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                          ----------                  -----------
                                              13,113                  $   102,176
                                          ----------                  -----------
   2001
     Top Tradition.....................        9,172    $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus..........................        1,902    $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                          ----------                  -----------
                                              11,074                  $    98,396
                                          ----------                  -----------
   CORE U.S. EQUITY SUBACCOUNT
   2005
     Top Tradition.....................        5,700    $ 10.080590   $    57,459     1.10%        5.36%      0.74%
     Top Plus..........................        5,190    $ 10.204411   $    52,964     0.90%        5.56%      0.81%
                                          ----------                  -----------
                                              10,890                  $   110,423
                                          ----------                  -----------
   2004
     Top Tradition.....................        6,673    $  9.568193   $    63,850     1.10%       13.69%      1.15%
     Top Plus..........................        5,231    $  9.666608   $    50,568     0.90%       13.91%      1.10%
                                          ----------                  -----------
                                              11,904                  $   114,418
                                          ----------                  -----------
   2003
     Top Tradition.....................        6,668    $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus..........................        7,005    $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                          ----------                  -----------
                                              13,673                  $   115,560
                                          ----------                  -----------
   2002
     Top Tradition.....................        8,119    $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus..........................        3,330    $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                          ----------                  -----------
                                              11,449                  $    75,380
                                          ----------                  -----------
   2001
     Top Tradition.....................        5,966    $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus..........................        3,278    $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                          ----------                  -----------
                                               9,244                  $    78,756
                                          ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        1,884    $  8.663631   $    16,322     1.10%        1.82%      0.12%
     Top Plus..........................        1,192    $  8.770072   $    10,450     0.90%        2.03%      0.16%
                                          ----------                  -----------
                                               3,076                  $    26,772
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,736    $  8.508390   $    23,280     1.10%        7.90%      0.70%
     Top Plus..........................        1,192    $  8.595928   $    10,242     0.90%        8.11%      0.73%
                                          ----------                  -----------
                                               3,928                  $    33,522
                                          ----------                  -----------
   2003
     Top Tradition.....................        2,899    $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus..........................        1,192    $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                          ----------                  -----------
                                               4,091                  $    32,336
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,571    $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus..........................          568    $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                          ----------                  -----------
                                               4,139                  $    26,692
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,081    $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus..........................          632    $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                          ----------                  -----------
                                               4,713                  $    40,588
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
   2005
     Top Tradition.....................       18,878    $ 22.154733   $   418,231     1.10%       39.25%      0.31%
     Top Plus..........................       19,296    $ 22.426883   $   432,752     0.90%       39.52%      0.35%
                                          ----------                  -----------
                                              38,174                  $   850,983
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,218    $ 15.910050   $   178,472     1.10%       29.16%      0.65%
     Top Plus..........................        8,687    $ 16.073745   $   139,638     0.90%       29.42%      0.66%
                                          ----------                  -----------
                                              19,905                  $   318,110
                                          ----------                  -----------
   2003
     Top Tradition.....................       12,694    $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus..........................       10,753    $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                          ----------                  -----------
                                              23,447                  $   289,906
                                          ----------                  -----------
   2002
     Top Tradition.....................       12,594    $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus..........................        3,752    $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                          ----------                  -----------
                                              16,346                  $   133,287
                                          ----------                  -----------
   2001
     Top Tradition.....................        6,276    $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus..........................        1,418    $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                          ----------                  -----------
                                               7,694                  $    64,352
                                          ----------                  -----------
   SMALL CAP SUBACCOUNT
   2005
     Top I.............................          902    $ 19.126277   $    17,246     1.10%        2.87%      0.00%
     Top Tradition.....................       22,395    $ 19.126277   $   428,333     1.10%        2.87%      0.00%
     Top Plus..........................       13,880    $ 19.361165   $   268,736     0.90%        3.07%      0.00%
                                          ----------                  -----------
                                              37,177                  $   714,315
                                          ----------                  -----------
   2004
     Top I.............................          903    $ 18.593323   $    16,782     1.10%       13.63%      0.00%
     Top Tradition.....................       31,313    $ 18.593323   $   582,218     1.10%       13.63%      0.00%
     Top Plus..........................       16,014    $ 18.784536   $   300,821     0.90%       13.86%      0.00%
                                          ----------                  -----------
                                              48,230                  $   899,821
                                          ----------                  -----------
   2003
     Top I.............................          177    $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition.....................       33,976    $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus..........................       16,318    $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                          ----------                  -----------
                                              50,471                  $   828,037
                                          ----------                  -----------
   2002
     Top I.............................          178    $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition.....................       47,501    $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus..........................       18,820    $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                          ----------                  -----------
                                              66,499                  $   803,077
                                          ----------                  -----------
   2001
     Top Tradition.....................       34,423    $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus..........................       15,301    $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                          ----------                  -----------
                                              49,724                  $   737,135
                                          ----------                  -----------
   INTERNATIONAL EQUITY SUBACCOUNT
   2005
     Top Tradition.....................          656    $ 10.429757   $     6,843     1.10%        4.30%      0.00%      11/2/05

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OLD MUTUAL INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2005
     Top Tradition.....................        5,999    $  1.886830   $    11,319     1.10%        8.72%      0.00%
     Top Plus..........................        1,811    $  1.908197   $     3,456     0.90%        8.94%      0.00%
                                          ----------                  -----------
                                               7,810                  $    14,775
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,324    $  1.735475   $    19,652     1.10%        5.26%      0.00%
     Top Plus..........................       16,674    $  1.751658   $    29,207     0.90%        5.47%      0.00%
                                          ----------                  -----------
                                              27,998                  $    48,859
                                          ----------                  -----------
   2003
     Top Tradition.....................       12,966    $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................       21,248    $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ----------                  -----------
                                              34,214                  $    56,666
                                          ----------                  -----------
   2002
     Top Tradition.....................      196,838    $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................       22,953    $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ----------                  -----------
                                             219,791                  $   252,221
                                          ----------                  -----------
   2001
     Top Tradition.....................       42,435    $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................       30,905    $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ----------                  -----------
                                              73,340                  $   185,087
                                          ----------                  -----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE
     CLASS 2:
   VIP MID CAP SUBACCOUNT
   2005
     Top Tradition.....................       82,170    $ 18.668363   $ 1,533,983     1.10%       16.74%      0.00%
     Top Plus..........................       35,686    $ 18.878915   $   673,706     0.90%       16.97%      0.00%
                                          ----------                  -----------
                                             117,856                  $ 2,207,689
                                          ----------                  -----------
   2004
     Top Tradition.....................       81,286    $ 15.992023   $ 1,299,931     1.10%       23.30%      0.00%
     Top Plus..........................       31,931    $ 16.140487   $   515,375     0.90%       23.54%      0.00%
                                          ----------                  -----------
                                             113,217                  $ 1,815,306
                                          ----------                  -----------
   2003
     Top Tradition.....................       79,182    $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................       23,165    $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ----------                  -----------
                                             102,347                  $ 1,329,667
                                          ----------                  -----------
   2002
     Top Tradition.....................       81,151    $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................       27,653    $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ----------                  -----------
                                             108,804                  $ 1,033,380
                                          ----------                  -----------
   2001
     Top Tradition.....................       52,867    $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................       16,420    $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ----------                  -----------
                                              69,287                  $   739,015
                                          ----------                  -----------
   VIP CONTRAFUND SUBACCOUNT
   2005
     Top I.............................          251    $ 11.923636   $     2,997     1.10%       15.38%      0.00%
     Top Tradition.....................      101,489    $ 11.923636   $ 1,210,118     1.10%       15.38%      0.11%
     Top Plus..........................       58,109    $ 12.058187   $   700,691     0.90%       15.61%      0.11%
                                          ----------                  -----------
                                             159,849                  $ 1,913,806
                                          ----------                  -----------
   2004
     Top Tradition.....................       75,024    $ 10.334117   $   775,305     1.10%       13.90%      0.18%
     Top Plus..........................       42,565    $ 10.430125   $   443,960     0.90%       14.13%      0.19%
                                          ----------                  -----------
                                             117,589                  $ 1,219,265
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
     (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
     (CONTINUED)
   2003
     Top Tradition.....................       39,984    $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................       28,637    $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ----------                  -----------
                                              68,621                  $   624,477
                                          ----------                  -----------
   2002
     Top Tradition.....................       32,449    $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................       15,656    $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ----------                  -----------
                                              48,105                  $   344,785
                                          ----------                  -----------
   2001
     Top Tradition.....................       11,459    $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................        1,149    $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ----------                  -----------
                                              12,608                  $   100,923
                                          ----------                  -----------
   VIP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,174    $  6.620268   $     7,773     1.10%        4.36%      0.27%
     Top Tradition.....................       19,908    $  6.620268   $   131,796     1.10%        4.36%      0.31%
     Top Plus..........................       22,808    $  6.694999   $   152,699     0.90%        4.56%      0.32%
                                          ----------                  -----------
                                              43,890                  $   292,268
                                          ----------                  -----------
   2004
     Top I.............................        1,181    $  6.343833   $     7,489     1.10%        2.00%      0.13%
     Top Tradition.....................       25,197    $  6.343833   $   159,844     1.10%        2.00%      0.14%
     Top Plus..........................       33,651    $  6.402777   $   215,462     0.90%        2.20%      0.14%
                                          ----------                  -----------
                                              60,029                  $   382,795
                                          ----------                  -----------
   2003
     Top I.............................        1,228    $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................       18,545    $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................       30,682    $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ----------                  -----------
                                              50,455                  $   315,201
                                          ----------                  -----------
   2002
     Top I.............................          304    $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................       50,852    $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................       15,658    $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ----------                  -----------
                                              66,814                  $   317,369
                                          ----------                  -----------
   2001
     Top Tradition.....................       44,546    $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................       10,268    $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ----------                  -----------
                                              54,814                  $   377,410
                                          ----------                  -----------
   VIP EQUITY-INCOME SUBACCOUNT
   2005
     Top Plus..........................        9,581    $ 12.870922   $   123,321     0.90%        4.63%      1.44%
   2004
     Top Plus..........................        9,686    $ 12.301227   $   119,146     0.90%       10.24%      0.74%
   2003
     Top Plus..........................          839    $ 11.158744   $     9,364     0.90%       11.59%      0.00%      10/1/03
   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   LARGE CAP GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        4,413    $  6.008117   $    26,513     1.10%        2.88%      0.13%
     Top Plus..........................        7,055    $  6.075961   $    42,868     0.90%        3.09%      0.13%
                                          ----------                  -----------
                                              11,468                  $    69,381
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
   LARGE CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
     Top Tradition.....................        4,244    $  5.839672   $    24,784     1.10%        3.06%      0.00%
     Top Plus..........................        7,857    $  5.893969   $    46,308     0.90%        3.27%      0.00%
                                          ----------                  -----------
                                              12,101                  $    71,092
                                          ----------                  -----------
   2003
     Top Tradition.....................       13,641    $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................       11,738    $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ----------                  -----------
                                              25,379                  $   144,286
                                          ----------                  -----------
   2002
     Top Tradition.....................       33,865    $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................       15,087    $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ----------                  -----------
                                              48,952                  $   213,602
                                          ----------                  -----------
   2001
     Top Tradition.....................       43,180    $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................       17,149    $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ----------                  -----------
                                              60,329                  $   362,949
                                          ----------                  -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        9,094    $  5.940015   $    54,017     1.10%        4.42%      1.22%
     Top Plus..........................        7,147    $  6.007072   $    42,936     0.90%        4.63%      1.25%
                                          ----------                  -----------
                                              16,241                  $    96,953
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,016    $  5.688478   $    62,664     1.10%        3.39%      0.88%
     Top Plus..........................        7,148    $  5.741345   $    41,038     0.90%        3.59%      0.84%
                                          ----------                  -----------
                                              18,164                  $   103,702
                                          ----------                  -----------
   2003
     Top Tradition.....................       16,742    $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................       10,461    $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ----------                  -----------
                                              27,203                  $   150,091
                                          ----------                  -----------
   2002
     Top Tradition.....................       19,577    $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................       12,865    $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ----------                  -----------
                                              32,442                  $   146,217
                                          ----------                  -----------
   2001
     Top Tradition.....................       18,962    $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................       13,618    $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ----------                  -----------
                                              32,580                  $   199,682
                                          ----------                  -----------
   BALANCED SUBACCOUNT
   2005
     Top Tradition.....................       13,219    $ 10.849455   $   143,417     1.10%        6.49%      2.12%
     Top Plus..........................       20,802    $ 10.971891   $   228,243     0.90%        6.70%      2.14%
                                          ----------                  -----------
                                              34,021                  $   371,660
                                          ----------                  -----------
   2004
     Top Tradition.....................       14,579    $ 10.188011   $   148,527     1.10%        7.11%      1.96%
     Top Plus..........................       20,278    $ 10.282656   $   208,514     0.90%        7.32%      2.21%
                                          ----------                  -----------
                                              34,857                  $   357,041
                                          ----------                  -----------
   2003
     Top Tradition.....................       33,700    $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................       22,045    $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ----------                  -----------
                                              55,745                  $   531,751
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
   BALANCED SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................       29,285    $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................       25,273    $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ----------                  -----------
                                              54,558                  $   462,462
                                          ----------                  -----------
   2001
     Top Tradition.....................       25,268    $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................       18,067    $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ----------                  -----------
                                              43,335                  $   397,503
                                          ----------                  -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        4,364    $ 20.825080   $    90,884     1.10%       30.51%      0.93%
     Top Plus..........................        4,879    $ 20.935255   $   102,146     0.90%       30.77%      1.32%
                                          ----------                  -----------
                                               9,243                  $   193,030
                                          ----------                  -----------
   2004
     Top Tradition.....................          859    $ 15.956850   $    13,710     1.10%       17.39%      0.75%
     Top Plus..........................        1,455    $ 16.009646   $    23,294     0.90%       17.63%      1.23%
                                          ----------                  -----------
                                               2,314                  $    37,004
                                          ----------                  -----------
   2003
     Top Tradition.....................          633    $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2005
     Top Tradition.....................        1,289    $ 11.225808   $    14,468     1.10%        3.89%      0.00%
     Top Plus..........................          518    $ 11.318722   $     5,866     0.90%        4.10%      0.00%
                                          ----------                  -----------
                                               1,807                  $    20,334
                                          ----------                  -----------
   2004
     Top Tradition.....................        1,179    $ 10.805330   $    12,735     1.10%        5.05%      0.00%
     Top Plus..........................        1,092    $ 10.873273   $    11,875     0.90%        5.26%      0.00%
                                          ----------                  -----------
                                               2,271                  $    24,610
                                          ----------                  -----------
   2003
     Top Tradition.....................        1,091    $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................        1,092    $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ----------                  -----------
                                               2,183                  $    22,507
                                          ----------                  -----------
   2002
     Top Tradition.....................          236    $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................        1,092    $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ----------                  -----------
                                               1,328                  $    10,370
                                          ----------                  -----------
   2001
     Top Plus..........................          445    $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
   2005
     Top Tradition.....................          298    $ 10.323124   $     3,072     1.10%        3.10%      0.17%
   2004
     Top Tradition.....................          592    $ 10.013159   $     5,927     1.10%        7.80%      0.00%
   2003
     Top Tradition.....................          339    $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................          301    $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        1,498    $  9.661860   $    14,474     1.10%        1.74%      0.00%
     Top Plus..........................        2,037    $  9.741876   $    19,841     0.90%        1.94%      0.00%
                                          ----------                  -----------
                                               3,535                  $    34,315
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
   MID CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
     Top Tradition.....................        1,319    $  9.496516   $    12,522     1.10%       13.13%      0.00%
     Top Plus..........................        2,257    $  9.556262   $    21,569     0.90%       13.36%      0.00%
                                          ----------                  -----------
                                               3,576                  $    34,091
                                          ----------                  -----------
   2003
     Top Tradition.....................          166    $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................        2,142    $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ----------                  -----------
                                               2,308                  $    19,453
                                          ----------                  -----------
   2002
     Top Tradition.....................           99    $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................        1,107    $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ----------                  -----------
                                               1,206                  $     7,509
                                          ----------                  -----------
   2001
     Top Tradition.....................        1,195    $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................          453    $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ----------                  -----------
                                               1,648                  $    18,302
                                          ----------                  -----------
   TOTAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................       30,772    $ 12.281462   $   377,929     1.10%        1.48%      1.95%
     Top Plus..........................       57,030    $ 12.383129   $   706,204     0.90%        1.69%      1.82%
                                          ----------                  -----------
                                              87,802                  $ 1,084,133
                                          ----------                  -----------
   2004
     Top Tradition.....................       37,343    $ 12.101817   $   451,915     1.10%        9.82%      1.55%
     Top Plus..........................       54,474    $ 12.177912   $   663,389     0.90%       10.03%      1.36%
                                          ----------                  -----------
                                              91,817                  $ 1,115,304
                                          ----------                  -----------
   2003
     Top Tradition.....................       34,123    $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................       39,031    $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ----------                  -----------
                                              73,154                  $   808,006
                                          ----------                  -----------
   2002
     Top Tradition.....................       23,163    $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................       24,814    $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ----------                  -----------
                                              47,977                  $   461,327
                                          ----------                  -----------
   2001
     Top Tradition.....................          349    $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................        2,045    $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ----------                  -----------
                                               2,394                  $    24,572
                                          ----------                  -----------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2005
     Top Tradition.....................        6,963    $ 14.998025   $   104,427     1.10%        2.29%      0.00%
     Top Plus..........................        2,240    $ 15.122149   $    33,871     0.90%        2.50%      0.00%
                                          ----------                  -----------
                                               9,203                  $   138,298
                                          ----------                  -----------
   2004
     Top Tradition.....................        8,376    $ 14.661716   $   122,814     1.10%       25.78%      0.00%
     Top Plus..........................        2,278    $ 14.753893   $    33,604     0.90%       26.03%      0.00%
                                          ----------                  -----------
                                              10,654                  $   156,418
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   J.P. MORGAN SERIES TRUST II:
     (CONTINUED)
   SMALL COMPANY SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................        5,574    $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................        1,814    $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ----------                  -----------
                                               7,388                  $    86,212
                                          ----------                  -----------
   2002
     Top Plus..........................        1,016    $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2005
     Top Tradition.....................       15,320    $ 18.127282   $   277,714     1.10%        8.03%      0.17%
     Top Plus..........................       10,963    $ 18.277281   $   200,378     0.90%        8.24%      0.18%
                                          ----------                  -----------
                                              26,283                  $   478,092
                                          ----------                  -----------
   2004
     Top Tradition.....................       12,116    $ 16.780309   $   203,317     1.10%       19.74%      0.27%
     Top Plus..........................        7,812    $ 16.885789   $   131,897     0.90%       19.98%      0.26%
                                          ----------                  -----------
                                              19,928                      335,214
                                          ----------                  -----------
   2003
     Top Tradition.....................        6,134    $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................        5,102    $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ----------                  -----------
                                              11,236                  $   157,771
                                          ----------                  -----------
   2002
     Top Tradition.....................        5,834    $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................        2,486    $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ----------                  -----------
                                               8,320                  $    91,004
                                          ----------                  -----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
     SHARES:
   REAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................      112,273    $ 12.504455   $ 1,403,910     1.10%        0.99%      2.81%
     Top Plus..........................       16,820    $ 12.589324   $   211,759     0.90%        1.19%      2.83%
                                          ----------                  -----------
                                             129,093                  $ 1,615,669
                                          ----------                  -----------
   2004
     Top Tradition.....................      111,965    $ 12.381890   $ 1,386,337     1.10%        7.73%      0.99%
     Top Plus..........................       15,925    $ 12.441318   $   198,128     0.90%        7.94%      0.93%
                                          ----------                  -----------
                                             127,890                  $ 1,584,465
                                          ----------                  -----------
   2003
     Top Tradition.....................      104,730    $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................       20,046    $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ----------                  -----------
                                             124,776                  $ 1,434,748
                                          ----------                  -----------
   2002
     Top Tradition.....................        6,178    $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................        5,849    $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ----------                  -----------
                                              12,027                  $   128,433
                                          ----------                  -----------
   TOTAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................      111,265    $ 11.395691   $ 1,267,938     1.10%        1.34%      3.47%
     Top Plus..........................        5,234    $ 11.473039   $    60,054     0.90%        1.54%      3.53%
                                          ----------                  -----------
                                             116,499                  $ 1,327,992
                                          ----------                  -----------
   2004
     Top Tradition.....................      100,848    $ 11.244848   $ 1,134,025     1.10%        3.75%      1.88%
     Top Plus..........................        4,532    $ 11.298824   $    51,199     0.90%        3.95%      1.91%
                                          ----------                  -----------
                                             105,380                  $ 1,185,224
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
     (CONTINUED)
   TOTAL RETURN SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................       99,308    $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................        3,344    $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ----------                  -----------
                                             102,652                  $ 1,112,716
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,759    $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................          846    $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ----------                  -----------
                                               4,605                  $    48,048
                                          ----------                  -----------
   GLOBAL BOND SUBACCOUNT
   2005
     Top Tradition.....................        3,735    $ 12.228882   $    45,679     1.10%       -7.64%      2.65%
     Top Plus..........................          984    $ 12.311876   $    12,108     0.90%       -7.45%      2.41%
                                          ----------                  -----------
                                               4,719                  $    57,787
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,181    $ 13.239901   $    28,877     1.10%        9.40%      1.86%
     Top Plus..........................        1,376    $ 13.303437   $    18,307     0.90%        9.61%      1.78%
                                          ----------                  -----------
                                               3,557                  $    47,184
                                          ----------                  -----------
   2003
     Top Tradition.....................          992    $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................        2,802    $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ----------                  -----------
                                               3,794                  $    46,009
                                          ----------                  -----------
   2002
     Top Tradition.....................          213    $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................          851    $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ----------                  -----------
                                               1,064                  $    11,388
                                          ----------                  -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 4)
   2005
     Top I.............................        1,050    $  7.502320   $     7,874     1.10%        3.41%      0.06%
     Top Tradition.....................        4,949    $  7.335001   $    36,303     1.10%        3.41%      0.04%
     Top Plus..........................        3,866    $  7.466812   $    28,865     0.90%        3.61%      0.05%
                                          ----------                  -----------
                                               9,865                  $    73,042
                                          ----------                  -----------
   2004
     Top I.............................        1,050    $  7.254986   $     7,617     1.10%        5.99%      0.08%
     Top Tradition.....................        7,820    $  7.093183   $    55,470     1.10%        5.99%      0.08%
     Top Plus..........................        5,147    $  7.206401   $    37,091     0.90%        6.20%      0.08%
                                          ----------                  -----------
                                              14,017                  $   100,178
                                          ----------                  -----------
   2003
     Top I.............................        1,050    $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................        7,851    $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................        5,418    $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ----------                  -----------
                                              14,319                  $    96,496
                                          ----------                  -----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
     2005 Top Tradition................        1,431    $ 13.935835   $    19,947     1.10%        5.44%      1.17%
     2004 Top Tradition................        1,569    $ 13.216506   $    20,741     1.10%        9.17%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2005
     Top Tradition.....................        2,739    $ 16.925595   $    46,360     1.10%       19.94%      0.00%
     Top Plus..........................        3,447    $ 17.015200   $    58,646     0.90%       20.18%      0.00%
                                          ----------                  -----------
                                               6,186                  $   105,006
                                          ----------                  -----------
   2004
     Top Tradition.....................          120    $ 14.111196   $     1,698     1.10%       14.12%      0.00%
   JENNISON SUBACCOUNT
   2005
     Top Tradition.....................          549    $ 14.813275   $     8,133     1.10%       12.79%      0.00%
     Top Plus..........................        2,037    $ 14.891678   $    30,341     0.90%       13.01%      0.00%
                                          ----------                  -----------
                                               2,586                  $    38,474
                                          ----------                  -----------
   2004
     Top Tradition.....................          353    $ 13.133861   $     4,642     1.10%        8.03%      0.06%
     Top Plus..........................          735    $ 13.177341   $     9,674     0.90%        8.24%      0.06%
                                          ----------                  -----------
                                               1,088                  $    14,316
                                          ----------                  -----------
   2003
     Top Tradition.....................          182    $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................          231    $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ----------                  -----------
                                                 413                  $     5,021
                                          ----------                  -----------
   DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
     SHARES:
   APPRECIATION SUBACCOUNT
   2005
     Top Tradition.....................          511    $ 12.505328   $     6,392     1.10%        2.99%      0.00%
     Top Plus..........................        1,430    $ 12.571534   $    17,973     0.90%        3.19%      0.00%
                                          ----------                  -----------
                                               1,941                  $    24,365
                                          ----------                  -----------
   2004
     Top Tradition.....................          560    $ 12.142541   $     6,794     1.10%        3.65%      1.32%
     Top Plus..........................          827    $ 12.182745   $    10,083     0.90%        3.86%      1.73%
                                          ----------                  -----------
                                               1,387                  $    16,877
                                          ----------                  -----------
   2003
     Top Tradition.....................          617    $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2005
     Top Tradition.....................       29,735    $ 18.557011   $   551,801     1.10%        7.38%      0.00%
     Top Plus..........................       10,273    $ 18.655224   $   191,640     0.90%        7.59%      0.00%
                                          ----------                  -----------
                                              40,008                  $   743,441
                                          ----------                  -----------
   2004
     Top Tradition.....................       22,627    $ 17.281311   $   391,020     1.10%       23.59%      0.00%
     Top Plus..........................       11,841    $ 17.338503   $   205,310     0.90%       23.83%      0.00%
                                          ----------                  -----------
                                              34,468                      596,330
                                          ----------                  -----------
   2003
     Top Tradition.....................        4,519    $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................        2,389    $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ----------                  -----------
                                               6,908                  $    96,642
                                          ----------                  -----------
   MICRO-CAP SUBACCOUNT
   2005
     Top Tradition.....................       13,830    $ 18.287958   $   252,915     1.10%       10.40%      0.58%
     Top Plus..........................        2,295    $ 18.384755   $    42,194     0.90%       10.62%      0.45%
                                          ----------                  -----------
                                              16,125                  $   295,109
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   ROYCE CAPITAL FUND: (CONTINUED)
   MICRO-CAP SUBACCOUNT (CONTINUED)
   2004
     Top Tradition.....................       11,849    $ 16.565345   $   196,287     1.10%       12.60%      0.00%
     Top Plus..........................        3,685    $ 16.620168   $    61,248     0.90%       12.83%      0.00%
                                          ----------                  -----------
                                              15,534                      257,535
                                          ----------                  -----------
   2003
     Top Tradition.....................        7,232    $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................        1,466    $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ----------                  -----------
                                               8,698                  $   127,981
                                          ----------                  -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
     II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2005
     Top Tradition.....................        1,956    $ 12.202776   $    23,868     1.10%        2.81%      3.18%
     Top Plus..........................        1,005    $ 12.267443   $    12,326     0.90%        3.01%      3.43%
                                          ----------                  -----------
                                               2,961                  $    36,194
                                          ----------                  -----------
   2004
     Top Tradition.....................          281    $ 11.869727   $     3,337     1.10%        2.94%      3.75%
     Top Plus..........................          183    $ 11.909070   $     2,183     0.90%        3.14%      0.00%
                                          ----------                  -----------
                                                 464                  $     5,520
                                          ----------                  -----------
   2003
     Top Tradition.....................          281    $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   U.S. REAL ESTATE SUBACCOUNT
   2005
     Top Tradition.....................        1,251    $ 19.898546   $    24,892     1.10%       15.48%      1.16%
     Top Plus..........................          253    $ 20.003877   $     5,071     0.90%       15.71%      1.60%
                                          ----------                  -----------
                                               1,504                  $    29,963
                                          ----------                  -----------
   2004
     Top Tradition.....................        1,168    $ 17.230535   $    20,122     1.10%       34.59%      0.17%
     Top Plus..........................        1,658    $ 17.287564   $    28,672     0.90%       34.85%      0.00%
                                          ----------                  -----------
                                               2,826                  $    48,794
                                          ----------                  -----------
   2003
     Top Tradition.....................           20    $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST CLASS 2:
   FRANKLIN INCOME SECURITIES
     SUBACCOUNT
     Top Plus..........................          199    $ 10.064603   $     2,005     0.90%        0.65%      0.00%      11/2/05

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.
 *** Accumulation units are rounded to the nearest whole number.

**** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT B

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

Ohio National Variable Account B
Post Office Box 371
Cincinnati, Ohio 45201

Form 1323 Rev. 2-06